PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments  (unaudited)
as of April 30, 2019
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Banks 11.7%
Ameris Bancorp	3,284	$ 119,735
BankUnited, Inc.	7,255	265,388
Brookline Bancorp, Inc.	5,401	81,285
Byline Bancorp, Inc.*	5,782	115,756
East West Bancorp, Inc.	5,588	287,670
First Bancorp/Southern Pines NC	3,464	131,320
Heritage Financial Corp.	2,527	76,492
Old Line Bancshares, Inc.	2,090	52,250
Pinnacle Financial Partners, Inc.	4,113	238,842
Renasant Corp.	4,104	148,811
Seacoast Banking Corp. of Florida*	4,985	141,374
Union Bankshares Corp.	3,754	137,021
Wintrust Financial Corp.	3,069	233,858
		2,029,802
Beverages 1.1%
MGP Ingredients, Inc.	2,119	186,197
Biotechnology 3.6%
Amicus Therapeutics, Inc.*	11,135	148,541
Audentes Therapeutics, Inc.*	2,015	76,147
Emergent BioSolutions, Inc.*	1,317	68,063
FibroGen, Inc.*	1,052	49,160
Ligand Pharmaceuticals, Inc.*	658	82,809
Madrigal Pharmaceuticals, Inc.*	416	44,129
Mirati Therapeutics, Inc.*	1,315	78,229
Natera, Inc.*	4,401	84,103
		631,181
Building Products 1.3%
Armstrong World Industries, Inc.	307	26,608
JELD-WEN Holding, Inc.*	5,071	100,152
PGT Innovations, Inc.*	6,187	90,701
		217,461
Capital Markets 2.2%
BrightSphere Investment Group PLC	12,589	184,555
Focus Financial Partners, Inc. (Class A Stock)*	917	34,387

PGIM Day One Underlying Funds

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	1,783	$ 87,937
Moelis & Co. (Class A Stock)	2,028	83,047
		389,926
Chemicals 1.4%
Ferro Corp.*	7,658	136,848
PolyOne Corp.	3,807	105,226
		242,074
Commercial Services & Supplies 2.4%
Advanced Disposal Services, Inc.*	2,760	89,258
Healthcare Services Group, Inc.	3,417	115,665
Mobile Mini, Inc.	5,682	204,666
		409,589
Construction & Engineering 0.6%
Great Lakes Dredge & Dock Corp.*	10,979	112,315
Construction Materials 1.3%
Summit Materials, Inc. (Class A Stock)*	13,080	229,162
Diversified Telecommunication Services 1.6%
Bandwidth, Inc. (Class A Stock)*	2,472	186,438
Cogent Communications Holdings, Inc.	1,701	93,946
		280,384
Electric Utilities 1.0%
El Paso Electric Co.	2,741	167,503
Electrical Equipment 0.5%
Thermon Group Holdings, Inc.*	3,516	90,678
Electronic Equipment, Instruments & Components 0.0%
nLight, Inc.*	124	3,240
Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)*	1,799	65,304

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Entertainment 0.9%
IMAX Corp.*	6,147	$ 149,864
Equity Real Estate Investment Trusts (REITs) 8.8%
Colony Capital, Inc.	11,507	59,146
Columbia Property Trust, Inc.	7,238	164,375
Cousins Properties, Inc.	16,725	160,058
Gaming & Leisure Properties, Inc.	2,932	118,394
Hersha Hospitality Trust	8,743	162,357
Independence Realty Trust, Inc.	12,759	135,118
National Storage Affiliates Trust	5,891	172,371
Pebblebrook Hotel Trust	4,383	142,710
QTS Realty Trust, Inc. (Class A Stock)	4,120	186,842
Retail Opportunity Investments Corp.	8,601	150,948
Summit Hotel Properties, Inc.	6,546	75,999
		1,528,318
Food & Staples Retailing 2.3%
Performance Food Group Co.*	8,268	338,575
Sprouts Farmers Market, Inc.*	2,456	52,607
		391,182
Food Products 2.2%
Adecoagro SA (Argentina)*	12,822	87,190
B&G Foods, Inc.(a)	4,164	108,264
Darling Ingredients, Inc.*	8,262	180,194
		375,648
Health Care Equipment & Supplies 2.6%
Avedro, Inc.*	1,406	19,164
Glaukos Corp.*	1,540	111,080
Inogen, Inc.*	417	36,404
Integra LifeSciences Holdings Corp.*	2,180	113,774
Merit Medical Systems, Inc.*	2,908	163,372
Silk Road Medical, Inc.*	370	15,407
		459,201
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*(a)	3,212	102,848

PGIM Day One Underlying Funds

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Guardant Health, Inc.*	864	$ 56,601
HealthEquity, Inc.*	900	60,975
Premier, Inc. (Class A Stock)*	3,562	118,365
		338,789
Health Care Technology 1.5%
Tabula Rasa HealthCare, Inc.*	2,460	131,019
Teladoc Health, Inc.*	2,220	126,274
		257,293
Hotels, Restaurants & Leisure 3.8%
Penn National Gaming, Inc.*	3,907	84,665
Planet Fitness, Inc. (Class A Stock)*	4,391	332,399
Texas Roadhouse, Inc.	2,456	132,648
Wingstop, Inc.	1,583	119,152
		668,864
Independent Power & Renewable Electricity Producers 0.8%
NextEra Energy Partners LP	2,925	134,638
Insurance 0.6%
Goosehead Insurance, Inc. (Class A Stock)	3,588	109,326
IT Services 2.4%
Evo Payments, Inc. (Class A Stock)*	3,996	118,721
InterXion Holding NV (Netherlands)*	4,388	303,606
		422,327
Life Sciences Tools & Services 0.5%
Syneos Health, Inc.*	1,917	89,965
Machinery 5.5%
Actuant Corp. (Class A Stock)	4,307	110,173
Gardner Denver Holdings, Inc.*	4,553	153,664
Milacron Holdings Corp.*	7,831	114,411
Mueller Water Products, Inc. (Class A Stock)	4,778	51,268
NN, Inc.	5,774	52,197
Rexnord Corp.*	8,598	245,903

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Terex Corp.	1,605	$ 53,495
Trinity Industries, Inc.	3,683	79,405
Welbilt, Inc.*	5,433	91,437
		951,953
Media 0.8%
AMC Networks, Inc. (Class A Stock)*	1,481	86,505
Cardlytics, Inc.*	3,264	50,919
		137,424
Metals & Mining 0.3%
Sandstorm Gold Ltd. (Canada)*	9,389	50,419
Mortgage Real Estate Investment Trusts (REITs) 1.4%
MFA Financial, Inc.	31,774	238,623
Oil, Gas & Consumable Fuels 2.1%
SemGroup Corp. (Class A Stock)	1,824	23,821
Tallgrass Energy LP	3,530	85,214
WPX Energy, Inc.*	18,995	263,841
		372,876
Pharmaceuticals 3.0%
Aerie Pharmaceuticals, Inc.*	1,781	67,945
GW Pharmaceuticals PLC (United Kingdom), ADR*	810	137,141
Horizon Pharma PLC*	6,090	155,478
Intersect ENT, Inc.*	1,920	62,381
Prestige Consumer Healthcare, Inc.*	2,886	84,906
resTORbio, Inc.*	2,340	18,837
		526,688
Professional Services 1.8%
Huron Consulting Group, Inc.*	2,372	114,639
Korn Ferry	3,044	143,129
WageWorks, Inc.*	1,199	58,499
		316,267

PGIM Day One Underlying Funds

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.0%
Saia, Inc.*	2,716	$ 174,883
Semiconductors & Semiconductor Equipment 4.1%
Brooks Automation, Inc.	4,031	151,203
Inphi Corp.*	3,176	145,016
Marvell Technology Group Ltd.	3,474	86,920
MaxLinear, Inc.*	8,443	227,201
Monolithic Power Systems, Inc.	703	109,464
		719,804
Software 12.6%
2U, Inc.*	1,320	79,860
Carbon Black, Inc.*	856	11,761
CyberArk Software Ltd. (Israel)*	2,337	301,309
Everbridge, Inc.*	2,207	163,075
ForeScout Technologies, Inc.*	1,690	71,048
HubSpot, Inc.*	1,726	318,430
New Relic, Inc.*	1,487	156,492
Pagerduty, Inc.*	287	13,460
Paycom Software, Inc.*	189	38,278
Proofpoint, Inc.*	1,799	225,631
Q2 Holdings, Inc.*	2,638	198,958
Trade Desk, Inc. (The) (Class A Stock)*	975	215,943
Varonis Systems, Inc.*	2,712	192,959
Zendesk, Inc.*	2,326	204,176
		2,191,380
Specialty Retail 4.0%
Boot Barn Holdings, Inc.*	2,980	85,794
Five Below, Inc.*	1,407	205,971
Hudson Ltd. (Class A Stock)*	6,657	102,118
Monro, Inc.	1,995	167,241
National Vision Holdings, Inc.*	2,904	78,408
Party City Holdco, Inc.*	9,211	61,714
		701,246

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 1.9%
G-III Apparel Group Ltd.*	3,709	$ 160,043
Steven Madden Ltd.	4,856	176,516
		336,559
Trading Companies & Distributors 1.3%
Beacon Roofing Supply, Inc.*	5,859	220,650

Total Long-Term Investments (cost $14,318,453)		16,919,003

Short-Term Investments 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	508,822	508,822
PGIM Institutional Money Market Fund (cost $156,805; includes $156,544 of cash collateral for securities on loan)(b)(w)	156,779	156,827

Total Short-Term Investments (cost $665,627)		665,649

TOTAL INVESTMENTS 101.1% (cost $14,984,080)		17,584,652
Liabilities in excess of other assets (1.1)%		(187,093)

Net Assets 100.0%		$ 17,397,559

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,630; cash collateral of $156,544 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.2%
Asset-Backed Securities 0.5%
Credit Cards
Chase Issuance Trust, Series 2012-A07, Class A7	2.160%	09/15/24	100	$ 98,655
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3	3.290	05/23/25	100	102,588
Total Asset-Backed Securities (cost $198,540)				201,243
Commercial Mortgage-Backed Securities 5.7%
Benchmark Mortgage Trust, Series 2018-B03, Class A3	3.746	04/10/51	30	31,052
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283	11/15/50	90	89,967
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	40,078
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	127,919
Series 2017-P08, Class A3	3.203	09/15/50	75	75,168
Commercial Mortgage Trust,
Series 2015-CR26, Class A4	3.630	10/10/48	55	56,804
Series 2015-PC01, Class A4	3.620	07/10/50	200	205,593
Series 2016-DC02, Class A5	3.765	02/10/49	25	25,910

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	45	45,021
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502	12/25/24	28	27,842
Series 2016-M11, Class A2	2.369(cc)	07/25/26	75	72,338
Series 2017-M01, Class A2	2.496(cc)	10/25/26	40	38,679
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2	3.224	03/25/27	100	102,210
Series K070, Class A2	3.303(cc)	11/25/27	50	51,323
Series K070, Class AM	3.364(cc)	12/25/27	25	25,664
Series K076, Class A2	3.900	04/25/28	90	96,402
Series K076, Class AM	3.900	04/25/28	50	53,217
Series K077, Class A2	3.850(cc)	05/25/28	60	64,009
Series K077, Class AM	3.850(cc)	05/25/28	10	10,615
Series K083, Class A2	4.050(cc)	09/25/28	75	81,278

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K083, Class AM	4.030%(cc)	10/25/28	25	$26,932

JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	129,402
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	20	19,378
Series 2016-JP04, Class A3	3.393	12/15/49	125	126,970
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	70	70,624
Series 2016-C32, Class A3	3.459	12/15/49	125	127,650

Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	126,632
UBS Commercial Mortgage Trust,
Series 2018-C09, Class ASB	4.090	03/15/51	60	63,729
Series 2018-C11, Class A3	4.312	06/15/51	75	79,611
Series 2018-C13, Class A3	4.069	10/15/51	200	211,838
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	126,856
Series 2017-C39, Class A3	2.878	09/15/50	100	99,404

Total Commercial Mortgage-Backed Securities (cost $2,471,509)				2,530,115
Corporate Bonds 24.8%
Aerospace & Defense 0.9%
Boeing Co. (The), Sr. Unsec’d. Notes	3.100	05/01/26	40	39,887
General Dynamics Corp., Gtd. Notes	3.500	05/15/25	115	118,996
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	55	54,604
Sr. Unsec’d. Notes	3.800	03/01/45	15	14,649

Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	27,111
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500	03/15/27	75	74,322
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800	05/04/24	45	44,523
Sr. Unsec’d. Notes	4.125	11/16/28	20	20,864
				394,956

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes	2.850%	08/09/22	65	$ 64,641
Gtd. Notes	4.800	02/14/29	25	25,978
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.222	08/15/24	55	53,824
Gtd. Notes	3.557	08/15/27	20	19,041
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.625	03/06/23	50	49,884
Sr. Unsec’d. Notes	3.875	08/21/42	10	9,323
Sr. Unsec’d. Notes	4.125	03/04/43	10	9,483
				232,174
Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	25	25,320
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	20	20,104
				45,424
Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29	60	64,342
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.664	09/08/24	10	9,593
Sr. Unsec’d. Notes	3.810	01/09/24	10	9,787
Sr. Unsec’d. Notes	4.134	08/04/25	55	53,809

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	15	15,808
General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	80	80,213
				233,552
Banks 5.5%
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	92	90,345
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	115	116,454

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.559%(ff)	04/23/27	25	$ 25,165
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	25	25,561
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	50	52,196
Sub. Notes, MTN	4.000	01/22/25	30	30,739
Sub. Notes, Series L, MTN	3.950	04/21/25	45	46,004

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	196,219
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.900	12/08/21	20	20,013
Sr. Unsec’d. Notes	3.400	05/01/26	40	39,980
Sr. Unsec’d. Notes	3.700	01/12/26	125	127,324
Sr. Unsec’d. Notes	4.650	07/30/45	50	53,562
Sub. Notes	4.450	09/29/27	35	36,324

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	50,990
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	250	251,309
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	140	143,023

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875	01/14/22	115	121,053
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	75	74,297
Sr. Unsec’d. Notes	3.625	05/13/24	10	10,278
Sr. Unsec’d. Notes	3.875	02/01/24	35	36,422
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	93,797
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	50	53,196
Sub. Notes	3.875	09/10/24	120	123,489

KeyBank NA, Sub. Notes	3.900	04/13/29	50	51,053
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	55	57,123
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	35	35,868
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	135	140,354
Sub. Notes, GMTN	4.350	09/08/26	20	20,756
Sub. Notes, MTN	5.000	11/24/25	10	10,809

PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	51,963
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	30	30,585

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes	2.700%	01/27/22	20	$ 19,919
Sr. Unsec’d. Notes	4.050	11/03/25	20	21,036

U.S. Bancorp, Sr. Unsec’d. Notes, Series V, MTN	2.625	01/24/22	50	49,958
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	04/22/26	55	53,737
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	89,134
				2,450,035
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A	3.650	02/01/26	130	130,426
Gtd. Notes, 144A	4.700	02/01/36	20	20,321
Gtd. Notes, 144A	4.900	02/01/46	30	30,442

Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300	02/01/23	4	4,054
Constellation Brands, Inc., Gtd. Notes	4.400	11/15/25	10	10,567
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	75,596
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,407
				281,813
Biotechnology 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26	160	151,772
Celgene Corp., Sr. Unsec’d. Notes	3.625	05/15/24	40	40,655
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.650	03/01/26	15	15,332
Sr. Unsec’d. Notes	4.400	12/01/21	20	20,761
				228,520

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	5	$ 4,546
Chemicals 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	75	77,092
DowDuPont, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	65	69,753
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	40	39,576
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	75	72,999
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,530
Sr. Unsec’d. Notes	6.000	11/15/21	30	31,962
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	50,397
Sr. Unsec’d. Notes	5.250	01/15/45	15	16,182

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	4,959
				379,450
Commercial Services 0.1%
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	5,119
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	8,465
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	10,461
				24,045
Computers 0.9%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	05/03/23	120	118,722
Sr. Unsec’d. Notes	2.850	05/11/24	45	45,115

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Apple, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.250%	02/23/26	100	$101,467

International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	150	154,522
				419,826
Diversified Financial Services 0.2%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	20,039
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	20,061
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	20	20,650
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	26,100
				86,850
Electric 1.3%
Ameren Illinois Co., First Mortgage	4.500	03/15/49	15	16,651
Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	9,885
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750	05/15/46	15	14,077
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series AC	4.250	02/01/49	5	5,348
Commonwealth Edison Co.,
First Mortgage	3.650	06/15/46	5	4,822
First Mortgage	3.750	08/15/47	5	4,847
First Mortgage	4.600	08/15/43	35	38,309
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	5,244
First Ref. Mortgage	2.950	12/01/26	20	19,856

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	71,696
Entergy Louisiana LLC,
First Mortgage	4.050	09/01/23	35	36,428

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Entergy Louisiana LLC, (cont’d.)
Sec’d. Notes	4.000%	03/15/33	15	$15,663

Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	10,140
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	25	25,075
First Mortgage	5.250	02/01/41	25	29,715

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,724
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050	07/07/24	10	12,512
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	5,682
MidAmerican Energy Co., First Mortgage	3.650	08/01/48	25	24,119
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.150	04/01/24	25	25,094
PacifiCorp, First Mortgage	5.250	06/15/35	45	51,779
PPL Electric Utilities Corp., First Mortgage	6.250	05/15/39	10	12,817
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	25	23,488
First Mortgage, MTN	3.600	12/01/47	5	4,807

Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	19,961
San Diego Gas & Electric Co., First Mortgage	3.750	06/01/47	5	4,645
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	9,201
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	5,875
Southern California Edison Co., First Ref. Mortgage	4.650	10/01/43	40	40,313
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series L	3.850	02/01/48	15	14,008
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	24,372
				593,153

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.2%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000%	06/01/26	50	$ 47,160
Gtd. Notes	4.375	06/01/46	10	8,847

Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26	10	9,293
				65,300
Forest Products & Paper 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.000	02/15/27	100	95,926
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	26,493
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	24,985
				51,478
Healthcare-Products 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900	11/30/21	40	40,188
Sr. Unsec’d. Notes	3.750	11/30/26	9	9,379
Sr. Unsec’d. Notes	4.900	11/30/46	30	34,198

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	32,517
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	75,476
Medtronic, Inc., Gtd. Notes	3.625	03/15/24	65	67,309
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,219
Sr. Unsec’d. Notes	3.375	11/01/25	10	10,159

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150	02/01/24	20	20,957
				300,402

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	70	$ 69,157
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	135	135,755
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	34,784
Children’s Hospital Corp. (The), Gtd. Notes	4.115	01/01/47	15	15,264
Cigna Holding Co., Gtd. Notes	4.000	02/15/22	35	35,931
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	10,237
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	5,377
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	20,980
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	24,338
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	29,503
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	20,582
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	15,697
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26	50	47,771
Sutter Health, Unsec’d. Notes	4.091	08/15/48	55	55,366
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	93,679
Sr. Unsec’d. Notes	4.250	06/15/48	20	20,601
				635,022
Insurance 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	75	73,238
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	5,204

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	80	$ 80,439
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	38,183
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	35	35,992
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500	03/30/20	65	66,536
Lincoln National Corp., Sr. Unsec’d. Notes	4.350	03/01/48	5	5,018
				304,610
Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	15,020
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,101
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	43,944
				49,045
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	06/26/22	45	44,876
Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	9,906
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	40	40,062

Wabtec Corp., Gtd. Notes	4.950	09/15/28	10	10,304
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	34,299
				94,571

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375%	04/01/38	45	$ 46,198
Sr. Sec’d. Notes	6.484	10/23/45	50	56,637
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	30	30,148
Gtd. Notes	4.600	08/15/45	55	58,580
Gtd. Notes	4.650	07/15/42	10	10,690
Gtd. Notes	4.700	10/15/48	30	32,592
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	50	50,617
Gtd. Notes	5.000	09/20/37	5	4,981

TWDC Enterprises 18 Corp., Gtd. Notes	2.750	08/16/21	50	50,347
Viacom, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	20,391
Sr. Unsec’d. Notes	5.850	09/01/43	10	10,893
Walt Disney Co. (The),
Gtd. Notes, 144A	5.400	10/01/43	60	73,718
Gtd. Notes, 144A	7.300	04/30/28	95	123,733

Warner Media LLC, Gtd. Notes	3.550	06/01/24	100	101,833
				671,358
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	5	5,752
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	3.750	06/15/25	45	47,198
				52,950
Miscellaneous Manufacturing 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	94,928
Oil & Gas 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	15	16,875

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	20	$ 20,101
BP Capital Markets America, Inc., Gtd. Notes	3.245	05/06/22	60	60,933
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	10,170
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	150	149,181
Concho Resources, Inc.,
Gtd. Notes	4.300	08/15/28	5	5,210
Gtd. Notes	4.875	10/01/47	5	5,295

ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	33,294
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	22,136
Encana Corp. (Canada), Gtd. Notes	6.500	08/15/34	20	24,071
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	25,371
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	21,290
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	22,571
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125	02/15/22	40	40,224
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.250	01/15/25	40	37,631
Gtd. Notes	6.500	03/13/27	15	15,194
Gtd. Notes	6.500	06/02/41	20	18,430

Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	20,284
				548,261
Oil & Gas Services 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	25,595

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600%	05/14/25	100	$ 100,589
Sr. Unsec’d. Notes	4.250	11/14/28	40	40,952
Allergan Funding SCS,
Gtd. Notes	3.850	06/15/24	5	5,079
Gtd. Notes	4.550	03/15/35	40	39,368
CVS Health Corp.,
Sr. Unsec’d. Notes	3.875	07/20/25	25	25,152
Sr. Unsec’d. Notes	4.780	03/25/38	10	9,728
Sr. Unsec’d. Notes	5.050	03/25/48	20	19,734
Sr. Unsec’d. Notes	5.125	07/20/45	15	14,912

Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	15	15,678
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	45,113
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	03/01/26	25	24,332
Sr. Unsec’d. Notes	3.625	03/03/37	20	20,144
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	99,733
Sr. Unsec’d. Notes	3.400	03/07/29	25	25,485

Mylan, Inc., Gtd. Notes	5.200	04/15/48	55	49,531
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	40	43,916
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	45	43,795
Wyeth LLC, Gtd. Notes	6.450	02/01/24	60	69,459
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	4,797
				697,497
Pipelines 0.7%
Energy Transfer Operating LP,
Gtd. Notes	4.900	03/15/35	30	28,760
Gtd. Notes	6.250	04/15/49	5	5,613

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer Operating LP, (cont’d.)
Gtd. Notes	6.625%	10/15/36	10	$11,206

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	75	79,354
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	10	9,640
MPLX LP,
Sr. Unsec’d. Notes	4.500	07/15/23	20	20,971
Sr. Unsec’d. Notes	4.500	04/15/38	20	19,181
Sr. Unsec’d. Notes	4.800	02/15/29	20	21,263
Sr. Unsec’d. Notes	4.875	06/01/25	10	10,648

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	35,289
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	10	9,981
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	9,898
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	10	10,189
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	30,087
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,010
				307,090
Real Estate Investment Trusts (REITs) 0.3%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	20,629
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	9,773
Simon Property Group LP,
Sr. Unsec’d. Notes	3.375	10/01/24	90	91,830
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,107
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,363

Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	15,103
				152,805

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	3.750%	04/18/29	30	$ 30,027
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	30,213
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	130,662
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,511
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625	01/15/22	45	44,942
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	26,748
				282,103
Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	19,058
Software 1.3%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	10,322
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	36,038
Microsoft Corp.,
Sr. Unsec’d. Notes	2.875	02/06/24	220	222,142
Sr. Unsec’d. Notes	3.700	08/08/46	50	50,129
Sr. Unsec’d. Notes	4.100	02/06/37	10	10,739
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	165	160,038
Sr. Unsec’d. Notes	2.950	05/15/25	95	94,554
				583,962
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	01/15/25	30	30,949
Sr. Unsec’d. Notes	4.450	04/01/24	95	100,442
Sr. Unsec’d. Notes	4.750	05/15/46	100	99,289

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	36,125

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900%	03/04/21	60	$ 60,400
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.376	02/15/25	4	4,060
Sr. Unsec’d. Notes	4.500	08/10/33	10	10,723
Sr. Unsec’d. Notes	4.522	09/15/48	128	133,490
Sr. Unsec’d. Notes, 144A	4.016	12/03/29	26	27,148
				502,626
Textiles 0.1%
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	20,488
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	78,189
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	41,159
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	19,679
Sr. Unsec’d. Notes	3.600	09/15/37	10	9,571
				148,598
Total Corporate Bonds (cost $11,017,661)				11,137,913
Municipal Bonds 0.9%
Arizona 0.0%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	23,266
California 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263	04/01/49	40	57,210

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Los Angeles Department of Water & Power, Revenue Bonds, BABs	5.716%	07/01/39	20	$ 25,377
State of California, GO Unlimited, Taxable, BABs	7.550	04/01/39	65	99,333
				181,920
Illinois 0.0%
Chicago O’Hare International Airport, Taxable, Revenue Bonds, Series C	4.472	01/01/49	20	22,014
Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	50,606
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	50	75,023
New York 0.1%
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882	06/15/44	20	26,761
Ohio 0.1%
Ohio State University (The),
Taxable, Revenue BondsSeries A	4.048	12/01/56	12	12,167
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	27,871
				40,038
Total Municipal Bonds (cost $400,353)				419,628
Sovereign Bonds 0.5%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.250	09/14/21	100	101,781
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	76	74,765

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Province of Quebec (Canada), Debentures, Series NN	7.125%	02/09/24	40	$ 47,859
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	10	10,300
Total Sovereign Bonds (cost $229,369)				234,705
U.S. Government Agency Obligations 29.3%
Federal Home Loan Bank	3.250	11/16/28	70	73,059
Federal Home Loan Mortgage Corp.	2.000	01/01/32	75	72,652
Federal Home Loan Mortgage Corp.	2.500	07/01/31	183	180,904
Federal Home Loan Mortgage Corp.	3.000	02/01/32	54	54,092
Federal Home Loan Mortgage Corp.	3.000	02/01/32	56	56,440
Federal Home Loan Mortgage Corp.	3.000	01/01/37	25	25,482
Federal Home Loan Mortgage Corp.	3.000	12/01/37	45	44,899
Federal Home Loan Mortgage Corp.	3.000	12/01/42	191	190,049
Federal Home Loan Mortgage Corp.	3.000	11/01/46	82	81,023
Federal Home Loan Mortgage Corp.	3.000	01/01/47	205	202,939
Federal Home Loan Mortgage Corp.	3.500	11/01/37	47	48,242
Federal Home Loan Mortgage Corp.	3.500	06/01/42	65	66,386
Federal Home Loan Mortgage Corp.	3.500	04/01/46	118	119,508
Federal Home Loan Mortgage Corp.	3.500	11/01/47	138	139,274
Federal Home Loan Mortgage Corp.	3.500	11/01/47	234	236,764
Federal Home Loan Mortgage Corp.	4.000	10/01/45	101	104,206
Federal Home Loan Mortgage Corp.	4.000	05/01/46	199	204,760
Federal Home Loan Mortgage Corp.	4.000	03/01/47	175	180,282
Federal Home Loan Mortgage Corp.	4.000	01/01/48	236	242,866
Federal Home Loan Mortgage Corp.	4.000	06/01/48	197	202,716
Federal Home Loan Mortgage Corp.	4.500	07/01/47	231	242,181
Federal National Mortgage Assoc.	1.875	09/24/26	60	57,211
Federal National Mortgage Assoc.	2.250	04/12/22	55	54,901
Federal National Mortgage Assoc.	2.500	02/05/24	95	95,649
Federal National Mortgage Assoc.	2.500	01/01/32	170	168,897
Federal National Mortgage Assoc.	2.500	09/01/46	80	77,194
Federal National Mortgage Assoc.	3.000	11/01/28	104	105,048
Federal National Mortgage Assoc.	3.000	01/01/30	228	229,466
Federal National Mortgage Assoc.	3.000	12/01/36	82	81,921
Federal National Mortgage Assoc.	3.000	10/01/42	30	29,344
Federal National Mortgage Assoc.	3.000	02/01/43	388	385,584
Federal National Mortgage Assoc.	3.000	04/01/43	126	125,184
Federal National Mortgage Assoc.	3.000	01/01/47	455	449,789

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	08/01/31	69	$ 70,830
Federal National Mortgage Assoc.	3.500	06/01/33	99	100,975
Federal National Mortgage Assoc.	3.500	01/01/42	204	207,313
Federal National Mortgage Assoc.	3.500	03/01/42	184	187,496
Federal National Mortgage Assoc.	3.500	11/01/42	111	113,205
Federal National Mortgage Assoc.	3.500	08/01/43	150	152,566
Federal National Mortgage Assoc.	3.500	03/01/45	361	365,175
Federal National Mortgage Assoc.	3.500	01/01/46	77	77,666
Federal National Mortgage Assoc.	3.500	12/01/46	86	87,056
Federal National Mortgage Assoc.	3.500	01/01/47	157	158,777
Federal National Mortgage Assoc.	4.000	01/01/41	308	319,206
Federal National Mortgage Assoc.	4.000	04/01/41	172	178,426
Federal National Mortgage Assoc.	4.000	02/01/47	484	499,559
Federal National Mortgage Assoc.	4.000	04/01/48	706	727,516
Federal National Mortgage Assoc.	4.500	03/01/41	165	174,251
Federal National Mortgage Assoc.	4.500	02/01/44	172	181,134
Federal National Mortgage Assoc.	4.500	01/01/45	178	186,959
Federal National Mortgage Assoc.	5.000	11/01/35	192	205,613
Federal National Mortgage Assoc.	5.000	06/01/40	51	54,834
Federal National Mortgage Assoc.	5.000	03/01/42	92	98,732
Federal National Mortgage Assoc.	6.625	11/15/30	15	20,585
Government National Mortgage Assoc.	2.500	03/20/43	18	17,348
Government National Mortgage Assoc.	2.500	12/20/46	41	39,816
Government National Mortgage Assoc.	3.000	01/20/43	178	177,468
Government National Mortgage Assoc.	3.000	04/20/45	107	107,205
Government National Mortgage Assoc.	3.000	07/20/46	193	193,051
Government National Mortgage Assoc.	3.000	09/20/46	194	194,074
Government National Mortgage Assoc.	3.000	11/20/46	135	134,966
Government National Mortgage Assoc.	3.500	12/20/42	352	359,452
Government National Mortgage Assoc.	3.500	01/20/44	116	118,581
Government National Mortgage Assoc.	3.500	04/20/45	78	79,761
Government National Mortgage Assoc.	3.500	07/20/46	358	364,390
Government National Mortgage Assoc.	3.500	08/20/46	526	535,915
Government National Mortgage Assoc.	3.500	09/20/46	80	81,488
Government National Mortgage Assoc.	3.500	06/20/47	240	244,300
Government National Mortgage Assoc.	3.500	11/20/47	180	183,127
Government National Mortgage Assoc.	4.000	12/20/45	205	213,044
Government National Mortgage Assoc.	4.000	10/20/46	13	13,607
Government National Mortgage Assoc.	4.000	03/20/47	142	147,032
Government National Mortgage Assoc.	4.000	07/20/47	191	196,367
Government National Mortgage Assoc.	4.000	09/20/47	489	503,753
Government National Mortgage Assoc.	4.500	04/20/41	35	37,211

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	03/20/44	85	$ 89,488
Government National Mortgage Assoc.	4.500	12/20/44	81	84,942
Government National Mortgage Assoc.	4.500	11/20/46	54	57,067
Government National Mortgage Assoc.	4.500	01/20/47	16	17,287
Government National Mortgage Assoc.	5.000	04/20/45	57	60,385
Government National Mortgage Assoc.	5.500	12/15/33	22	24,196
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	80	79,840
Total U.S. Government Agency Obligations (cost $13,143,341)				13,151,947
U.S. Treasury Obligations 37.5%
U.S. Treasury Bonds	2.750	08/15/47	150	144,451
U.S. Treasury Bonds	2.875	08/15/45	680	673,758
U.S. Treasury Bonds	2.875	11/15/46	175	173,175
U.S. Treasury Bonds	3.000	11/15/44	90	91,308
U.S. Treasury Bonds	3.000	05/15/45	985	999,544
U.S. Treasury Bonds	3.375	11/15/48	30	32,614
U.S. Treasury Bonds	3.750	11/15/43	210	241,164
U.S. Treasury Bonds	6.250	08/15/23	230	267,033
U.S. Treasury Bonds	6.875	08/15/25	920	1,160,134
U.S. Treasury Bonds	7.250	08/15/22	60	69,405
U.S. Treasury Notes	1.125	02/28/21	40	39,166
U.S. Treasury Notes	1.375	08/31/20	825	814,397
U.S. Treasury Notes	1.375	04/30/21	810	795,762
U.S. Treasury Notes	1.375	05/31/21	1,265	1,241,924
U.S. Treasury Notes	1.625	07/31/20	120	118,922
U.S. Treasury Notes	1.625	04/30/23	455	443,874
U.S. Treasury Notes	1.875	04/30/22	835	825,900
U.S. Treasury Notes	2.000	11/30/20	1,315	1,308,374
U.S. Treasury Notes	2.000	02/15/25	150	147,223
U.S. Treasury Notes	2.125	09/30/21	1,520	1,515,487
U.S. Treasury Notes	2.125	06/30/22	130	129,533
U.S. Treasury Notes	2.125	05/15/25	225	222,003
U.S. Treasury Notes	2.250	04/15/22	270	270,042
U.S. Treasury Notes	2.250	04/30/24	290	289,558
U.S. Treasury Notes	2.250	11/15/27	720	707,681
U.S. Treasury Notes	2.375	04/30/26	65	64,926
U.S. Treasury Notes	2.625	11/15/20	1,260	1,265,562
U.S. Treasury Notes	2.625	02/15/29	140	141,427

PGIM Core Conservative Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.875%	11/15/21	1,510	$ 1,532,945
U.S. Treasury Notes	3.625	08/15/43	995	1,120,036
Total U.S. Treasury Obligations (cost $16,717,851)				16,847,328

Total Long-Term Investments (cost $44,178,624)				44,522,879

	Shares
Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $573,808)(w)	573,808	573,808

TOTAL INVESTMENTS 100.5% (cost $44,752,432)		45,096,687
Liabilities in excess of other assets (0.5)%		(214,119)

Net Assets 100.0%		$ 44,882,568

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Day One Underlying Funds

PGIM TIPS Fund
Schedule of Investments  (unaudited)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.7%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	642	$ 638,868
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	1,600	1,587,014
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	2,122	2,104,706
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	842	833,645
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,624	3,587,890
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,537	1,520,425
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,522	1,506,131
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	563	557,746
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	92	91,893
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	814	820,448
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	2,562	2,589,496
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,633	2,656,789
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	660	638,318
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,025	976,978
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	927	908,942
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	469	474,306
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	436	440,513
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,583	1,601,737
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	727	796,568
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	380	418,877
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,337	1,470,929
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	193	239,349
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	208	259,198
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	1,770	1,962,712
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	746	849,839
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,277	1,510,098
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	171	229,472
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	406	514,435
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,668	2,198,227

Total Long-Term Investments (cost $33,561,928)				33,985,549

PGIM TIPS Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $224,031)(w)	224,031	$ 224,031

TOTAL INVESTMENTS 100.4% (cost $33,785,959)		34,209,580
Liabilities in excess of other assets (0.4)%		(124,915)

Net Assets 100.0%		$ 34,084,665

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Day One Underlying Funds

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments  (unaudited)
as of April 30, 2019
Description	Shares	Value
Short-Term Investments 100.2%
Unaffiliated Fund 42.3%
Dreyfus Treasury Securities Cash Management(bb) (cost $8,752,390)	8,752,390	$ 8,752,390

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 57.9%
U.S. Treasury Bills	0.479%	06/20/19	10,500	10,465,288
U.S. Treasury Bills	2.430	06/20/19(bb)(k)	1,525	1,519,959

Total U.S. Treasury Obligations (cost $11,962,232)				11,985,247

TOTAL INVESTMENTS 100.2% (cost $20,714,622)				20,737,637
Liabilities in excess of other assets(z) (0.2)%				(49,658)

Net Assets 100.0%				$ 20,687,979

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2019(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
25	Brent Crude	Jul. 2019	$1,801,500	$ (34,340)
7	Coffee ’C’	Jul. 2019	244,519	9,187
25	Copper	Jul. 2019	1,815,000	21,250
64	Corn	Jul. 2019	1,160,000	16,800
8	Cotton No. 2	Jul. 2019	307,120	(8,400)
10	Gasoline RBOB	Jun. 2019	868,056	(1,630)
17	Gold 100 OZ	Jun. 2019	2,185,690	(61,540)
10	Hard Red Winter Wheat	Jul. 2019	197,000	(8,750)
7	Lean Hogs	Jun. 2019	247,030	(11,610)

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Commodity Futures contracts outstanding at April 30, 2019(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
18	Live Cattle	Jun. 2019	$ 822,600	$ (39,900)
7	LME Nickel	May 2019	510,195	(34,335)
21	LME PRI Aluminum	May 2019	930,825	(53,025)
12	LME Zinc	May 2019	874,500	20,100
9	Low Sulphur Gas Oil	May 2019	574,200	22,275
58	Natural Gas	Jun. 2019	1,493,500	15,060
18	No. 2 Soft Red Winter Wheat	Jul. 2019	385,875	(11,475)
7	NY Harbor ULSD	Jun. 2019	610,903	(6,615)
8	Silver	Jul. 2019	599,360	(240)
20	Soybean	Jul. 2019	854,000	(18,750)
21	Soybean Meal	Jul. 2019	630,210	(20,160)
17	Soybean Oil	Jul. 2019	284,376	(612)
44	Sugar #11 (World)	Jul. 2019	608,115	(18,726)
35	WTI Crude	Jun. 2019	2,236,850	3,730
				(221,706)
Short Position:
1	LME Zinc	May 2019	72,875	(2,831)
				$(224,537)

(1)    Represents positions held in the Subsidiary.

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited)
as of April 30, 2019
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 96.8%
Aerospace & Defense 1.1%
Arconic, Inc.	3,600	$ 77,328
Teledyne Technologies, Inc.*	360	89,464
		166,792
Airlines 0.8%
JetBlue Airways Corp.*	6,300	116,865
Auto Components 1.3%
Dana, Inc.	5,100	99,450
Goodyear Tire & Rubber Co. (The)	4,900	94,129
		193,579
Automobiles 0.3%
Thor Industries, Inc.	650	42,816
Banks 6.4%
Associated Banc-Corp.	4,600	104,374
Chemical Financial Corp.	1,000	43,930
East West Bancorp, Inc.	2,290	117,889
First Horizon National Corp.	2,700	40,743
FNB Corp.	9,400	114,022
Hancock Whitney Corp.	2,310	101,039
International Bancshares Corp.	860	35,664
PacWest Bancorp	2,930	115,882
Sterling Bancorp	700	14,994
Synovus Financial Corp.	2,510	92,519
Texas Capital Bancshares, Inc.*	710	45,958
Umpqua Holdings Corp.	2,300	39,928
Wintrust Financial Corp.	1,420	108,204
		975,146
Biotechnology 0.9%
Exelixis, Inc.*	1,900	37,354
United Therapeutics Corp.*	950	97,441
		134,795
Building Products 0.4%
Resideo Technologies, Inc.*	2,400	54,480

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.9%
Evercore, Inc. (Class A Stock)	1,090	$ 106,199
Invesco Ltd.	500	10,985
Janus Henderson Group PLC (United Kingdom)	4,300	107,801
LPL Financial Holdings, Inc.	760	56,308
MarketAxess Holdings, Inc.	150	41,750
Stifel Financial Corp.	1,960	116,953
		439,996
Chemicals 2.6%
Cabot Corp.	510	23,144
Chemours Co. (The)	2,690	96,867
Ingevity Corp.*	670	77,057
Kraton Corp.*	600	19,692
Olin Corp.	4,560	98,906
PolyOne Corp.	2,880	79,603
		395,269
Commercial Services & Supplies 0.8%
Deluxe Corp.	1,020	45,614
Herman Miller, Inc.	2,050	79,581
		125,195
Communications Equipment 1.1%
CommScope Holding Co., Inc.*	2,900	71,862
NetScout Systems, Inc.*	1,700	49,980
ViaSat, Inc.*	560	50,859
		172,701
Construction & Engineering 1.9%
AECOM*	2,200	74,580
EMCOR Group, Inc.	1,470	123,686
Fluor Corp.	400	15,892
KBR, Inc.	3,500	77,770
		291,928
Consumer Finance 1.3%
Navient Corp.	6,100	82,411

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
OneMain Holdings, Inc.	1,600	$ 54,352
SLM Corp.	6,400	65,024
		201,787
Containers & Packaging 1.4%
Greif, Inc. (Class A Stock)	1,830	72,322
Owens-Illinois, Inc.	5,100	100,776
Silgan Holdings, Inc.	500	14,970
Sonoco Products Co.	320	20,179
		208,247
Distributors 0.3%
LKQ Corp.*	1,400	42,140
Diversified Consumer Services 0.3%
Adtalem Global Education, Inc.*	700	34,524
Service Corp. International	230	9,570
		44,094
Diversified Financial Services 0.1%
Jefferies Financial Group, Inc.	1,000	20,570
Electric Utilities 0.7%
ALLETE, Inc.	360	29,322
Hawaiian Electric Industries, Inc.	1,840	76,323
		105,645
Electrical Equipment 1.6%
Acuity Brands, Inc.	920	134,624
Regal Beloit Corp.	1,240	105,499
		240,123
Electronic Equipment, Instruments & Components 4.5%
Arrow Electronics, Inc.*	580	49,016
Avnet, Inc.	2,350	114,234
Jabil, Inc.	3,600	108,756
SYNNEX Corp.	1,080	116,510

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Tech Data Corp.*	1,000	$ 106,610
Vishay Intertechnology, Inc.	1,000	19,810
Zebra Technologies Corp. (Class A Stock)*	850	179,469
		694,405
Energy Equipment & Services 1.2%
Apergy Corp.*	1,900	75,411
Matrix Service Co.*	1,200	23,532
Oceaneering International, Inc.*	1,700	32,640
Superior Energy Services, Inc.*	9,400	33,746
Transocean Ltd.*	1,500	11,790
		177,119
Entertainment 0.9%
Cinemark Holdings, Inc.	2,500	105,125
Live Nation Entertainment, Inc.*	400	26,136
		131,261
Equity Real Estate Investment Trusts (REITs) 8.3%
American Campus Communities, Inc.	1,500	70,800
Apple Hospitality REIT, Inc.	400	6,580
Armada Hoffler Properties, Inc.	300	4,845
Camden Property Trust	1,550	156,007
CoreCivic, Inc.	4,700	97,807
Corporate Office Properties Trust	2,400	66,912
Cousins Properties, Inc.	2,600	24,882
Douglas Emmett, Inc.	1,200	49,428
EPR Properties	1,580	124,599
Franklin Street Properties Corp.	500	3,930
GEO Group, Inc. (The)	4,830	96,697
Highwoods Properties, Inc.	1,100	49,038
Hospitality Properties Trust	940	24,440
Medical Properties Trust, Inc.	7,500	130,950
Omega Healthcare Investors, Inc.	3,100	109,709
Pebblebrook Hotel Trust	3,300	107,448
Ryman Hospitality Properties, Inc.	880	70,048
Senior Housing Properties Trust	6,300	50,589
Xenia Hotels & Resorts, Inc.	1,000	21,650
		1,266,359

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Food Products 1.9%
Ingredion, Inc.	710	$ 67,272
Pilgrim’s Pride Corp.*	3,300	88,803
Post Holdings, Inc.*	1,220	137,592
		293,667
Gas Utilities 2.3%
National Fuel Gas Co.	770	45,592
New Jersey Resources Corp.	200	10,016
Southwest Gas Holdings, Inc.	510	42,427
Spire, Inc.	1,130	95,134
UGI Corp.	2,810	153,173
		346,342
Health Care Equipment & Supplies 4.2%
Haemonetics Corp.*	820	71,570
Hill-Rom Holdings, Inc.	820	83,164
LivaNova PLC*	400	27,556
Masimo Corp.*	1,010	131,451
STERIS PLC	1,300	170,274
West Pharmaceutical Services, Inc.	1,230	152,262
		636,277
Health Care Providers & Services 2.0%
Encompass Health Corp.	720	46,404
MEDNAX, Inc.*	2,620	73,281
Molina Healthcare, Inc.*	1,120	145,186
Tenet Healthcare Corp.*	1,700	37,230
		302,101
Hotels, Restaurants & Leisure 3.3%
Bloomin’ Brands, Inc.	1,700	33,983
Boyd Gaming Corp.	500	14,390
Brinker International, Inc.	2,000	85,540
Churchill Downs, Inc.	370	37,315
Cracker Barrel Old Country Store, Inc.	30	5,062
Dunkin’ Brands Group, Inc.	310	23,135
Jack in the Box, Inc.	170	13,107
Marriott Vacations Worldwide Corp.	1,060	111,968
Penn National Gaming, Inc.*	3,200	69,344

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	80	$ 4,321
Wyndham Destinations, Inc.	2,400	104,544
		502,709
Household Durables 2.2%
NVR, Inc.*	64	201,759
Toll Brothers, Inc.	3,090	117,729
Tupperware Brands Corp.	800	19,040
		338,528
Household Products 0.6%
Energizer Holdings, Inc.	2,060	98,653
Independent Power & Renewable Electricity Producers 0.6%
AES Corp.	2,100	35,952
NRG Energy, Inc.	1,400	57,638
		93,590
Industrial Conglomerates 0.9%
Carlisle Cos., Inc.	1,010	142,834
Insurance 4.6%
American Financial Group, Inc.	1,320	136,659
CNO Financial Group, Inc.	4,700	77,785
First American Financial Corp.	2,030	115,832
Genworth Financial, Inc. (Class A Stock)*	11,600	43,964
National General Holdings Corp.	700	17,255
Old Republic International Corp.	5,900	131,924
Reinsurance Group of America, Inc.	990	149,995
Unum Group	800	29,536
		702,950
Interactive Media & Services 0.6%
Yelp, Inc.*	2,200	88,132

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 0.2%
1-800-Flowers.com, Inc. (Class A Stock)*	300	$ 6,387
Qurate Retail, Inc.*	1,700	28,985
		35,372
IT Services 3.3%
CACI International, Inc. (Class A Stock)*	110	21,443
CoreLogic, Inc.*	800	32,488
Leidos Holdings, Inc.	2,350	172,678
MAXIMUS, Inc.	940	69,231
Perspecta, Inc.	4,700	108,476
Science Applications International Corp.	1,020	76,449
WEX, Inc.*	130	27,339
		508,104
Leisure Products 0.4%
Brunswick Corp.	1,160	59,404
Life Sciences Tools & Services 1.7%
Charles River Laboratories International, Inc.*	990	139,065
PRA Health Sciences, Inc.*	1,270	122,962
		262,027
Machinery 4.8%
AGCO Corp.	1,650	116,787
Gates Industrial Corp. PLC*	2,300	36,984
ITT, Inc.	1,360	82,348
Kennametal, Inc.	900	36,630
Lincoln Electric Holdings, Inc.	1,310	114,324
Navistar International Corp.*	200	6,828
Oshkosh Corp.	1,560	128,840
Terex Corp.	600	19,998
Timken Co. (The)	1,920	92,064
Toro Co. (The)	1,330	97,290
		732,093
Media 0.8%
TEGNA, Inc.	7,300	116,216

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 1.7%
Reliance Steel & Aluminum Co.	1,360	$ 125,066
Steel Dynamics, Inc.	4,200	133,056
		258,122
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Ladder Capital Corp.	17	296
Western Asset Mortgage Capital Corp.	2,900	30,508
		30,804
Multiline Retail 0.4%
Big Lots, Inc.	1,500	55,740
Multi-Utilities 0.7%
MDU Resources Group, Inc.	4,300	112,445
Oil, Gas & Consumable Fuels 2.1%
Equitrans Midstream Corp.	5,100	106,233
PBF Energy, Inc. (Class A Stock)	2,800	94,024
Range Resources Corp.	3,000	27,120
World Fuel Services Corp.	3,090	95,326
		322,703
Personal Products 0.4%
Nu Skin Enterprises, Inc. (Class A Stock)	1,300	66,131
Pharmaceuticals 0.8%
Catalent, Inc.*	500	22,410
Horizon Pharma PLC*	2,200	56,166
Mallinckrodt PLC*	2,600	40,196
		118,772
Professional Services 1.4%
ASGN, Inc.*	200	12,608
Insperity, Inc.	890	106,408
Korn Ferry	500	23,510
ManpowerGroup, Inc.	740	71,070
		213,596

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.	890	$ 137,567
Road & Rail 1.5%
Avis Budget Group, Inc.*	1,700	60,435
Covenant Transportation Group, Inc. (Class A Stock)*	200	3,906
Landstar System, Inc.	340	37,046
Old Dominion Freight Line, Inc.	810	120,917
		222,304
Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc.*	200	9,516
Cypress Semiconductor Corp.	3,500	60,130
MKS Instruments, Inc.	250	22,752
Synaptics, Inc.*	1,100	41,437
Teradyne, Inc.	2,600	127,400
Universal Display Corp.	60	9,576
Versum Materials, Inc.	2,960	154,453
		425,264
Software 4.5%
CDK Global, Inc.	2,330	140,545
CommVault Systems, Inc.*	1,520	79,952
Fortinet, Inc.*	80	7,474
j2 Global, Inc.	930	81,487
LogMeIn, Inc.	1,310	107,944
Manhattan Associates, Inc.*	2,000	134,900
PTC, Inc.*	60	5,428
Teradata Corp.*	2,100	95,487
Tyler Technologies, Inc.*	120	27,829
		681,046
Specialty Retail 2.1%
AutoNation, Inc.*	2,460	103,148
Bed Bath & Beyond, Inc.	600	10,026
Dick’s Sporting Goods, Inc.	600	22,200
Foot Locker, Inc.	200	11,442
Michaels Cos., Inc. (The)*	5,700	64,068
Sally Beauty Holdings, Inc.*	2,000	35,400

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Signet Jewelers Ltd.	710	$ 16,458
Urban Outfitters, Inc.*	2,200	65,406
		328,148
Textiles, Apparel & Luxury Goods 0.5%
Carter’s, Inc.	160	16,946
Skechers U.S.A., Inc. (Class A Stock)*	420	13,297
Tapestry, Inc.	1,400	45,178
		75,421
Trading Companies & Distributors 0.3%
BMC Stock Holdings, Inc.*	200	4,116
WESCO International, Inc.*	820	46,937
		51,053
Water Utilities 0.4%
Aqua America, Inc.	1,700	66,402
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	200	8,266
Telephone & Data Systems, Inc.	2,800	89,264
		97,530
Total Common Stocks (cost $14,036,949)		14,763,359
Exchange-Traded Fund 3.2%
iShares Core S&P Mid-Cap ETF (cost $461,646)	2,450	482,381

Total Long-Term Investments (cost $14,498,595)		15,245,740

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $78,050)(w)	78,050	$ 78,050

TOTAL INVESTMENTS 100.5% (cost $14,576,645)		15,323,790
Liabilities in excess of other assets (0.5)%		(75,389)

Net Assets 100.0%		$ 15,248,401

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited)
as of April 30, 2019
Description	Shares	Value
Long-Term Investments 96.4%
Common Stocks 93.0%
Aerospace & Defense 2.3%
AAR Corp.	43	$ 1,452
Aerojet Rocketdyne Holdings, Inc.*	100	3,386
Aerovironment, Inc.*	34	2,331
Arconic, Inc.	570	12,244
Axon Enterprise, Inc.*	100	6,350
Boeing Co. (The)	808	305,173
Cubic Corp.	40	2,271
Curtiss-Wright Corp.	68	7,748
General Dynamics Corp.	423	75,599
Harris Corp.	180	30,330
Huntington Ingalls Industries, Inc.	70	15,581
L3 Technologies, Inc.	126	27,541
Lockheed Martin Corp.	385	128,332
Mercury Systems, Inc.*	70	5,111
Moog, Inc. (Class A Stock)	58	5,431
National Presto Industries, Inc.	8	852
Northrop Grumman Corp.	264	76,536
Raytheon Co.	435	77,252
Teledyne Technologies, Inc.*	59	14,662
Textron, Inc.	370	19,610
TransDigm Group, Inc.*	78	37,637
Triumph Group, Inc.	40	949
United Technologies Corp.	1,248	177,977
		1,034,355
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*	30	1,449
C.H. Robinson Worldwide, Inc.	216	17,496
Echo Global Logistics, Inc.*	20	459
Expeditors International of Washington, Inc.	260	20,649
FedEx Corp.	375	71,047
Forward Air Corp.	40	2,533
Hub Group, Inc. (Class A Stock)*	40	1,663
United Parcel Service, Inc. (Class B Stock)	1,070	113,655
XPO Logistics, Inc.*	160	10,893
		239,844
Airlines 0.4%
Alaska Air Group, Inc.	183	11,328
Allegiant Travel Co.	18	2,644

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
American Airlines Group, Inc.	606	$ 20,713
Delta Air Lines, Inc.	950	55,375
Hawaiian Holdings, Inc.	80	2,257
JetBlue Airways Corp.*	410	7,605
SkyWest, Inc.	80	4,927
Southwest Airlines Co.	760	41,215
United Continental Holdings, Inc.*	350	31,101
		177,165
Auto Components 0.2%
Adient PLC	120	2,772
American Axle & Manufacturing Holdings, Inc.*	120	1,770
Aptiv PLC	400	34,280
BorgWarner, Inc.	320	13,367
Cooper Tire & Rubber Co.	63	1,881
Cooper-Standard Holdings, Inc.*	28	1,419
Dana, Inc.	210	4,095
Delphi Technologies PLC	113	2,501
Dorman Products, Inc.*	40	3,507
Fox Factory Holding Corp.*	60	4,656
Garrett Motion, Inc. (Switzerland)*	99	1,861
Gentex Corp.	380	8,751
Gentherm, Inc.*	40	1,694
Goodyear Tire & Rubber Co. (The)	340	6,531
LCI Industries	35	3,075
Motorcar Parts of America, Inc.*	20	413
Standard Motor Products, Inc.	28	1,399
Superior Industries International, Inc.	20	99
Visteon Corp.*	40	2,641
		96,712
Automobiles 0.4%
Ford Motor Co.	5,950	62,178
General Motors Co.	2,010	78,289
Harley-Davidson, Inc.	240	8,935
Thor Industries, Inc.	84	5,533
Winnebago Industries, Inc.	30	1,061
		155,996

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks 5.4%
Ameris Bancorp	60	$ 2,188
Associated Banc-Corp.	221	5,014
Banc of California, Inc.	30	435
BancorpSouth Bank	120	3,658
Bank of America Corp.	13,756	420,658
Bank of Hawaii Corp.	60	4,943
Bank OZK	160	5,224
Banner Corp.	50	2,651
BB&T Corp.	1,163	59,546
Berkshire Hills Bancorp, Inc.	45	1,350
Boston Private Financial Holdings, Inc.	70	802
Brookline Bancorp, Inc.	63	948
Cathay General Bancorp	100	3,679
Central Pacific Financial Corp.	20	600
Chemical Financial Corp.	110	4,832
Citigroup, Inc.	3,610	255,227
Citizens Financial Group, Inc.	696	25,195
City Holding Co.	20	1,588
Columbia Banking System, Inc.	115	4,317
Comerica, Inc.	237	18,626
Commerce Bancshares, Inc.	149	9,004
Community Bank System, Inc.	74	4,918
Cullen/Frost Bankers, Inc.	100	10,169
Customers Bancorp, Inc.*	20	453
CVB Financial Corp.	130	2,821
Eagle Bancorp, Inc.*	50	2,763
East West Bancorp, Inc.	220	11,326
Fidelity Southern Corp.	20	582
Fifth Third Bancorp	1,159	33,388
First BanCorp. (Puerto Rico)	300	3,390
First Commonwealth Financial Corp.	100	1,361
First Financial Bancorp	115	2,887
First Financial Bankshares, Inc.	110	6,767
First Horizon National Corp.	460	6,941
First Midwest Bancorp, Inc.	130	2,791
First Republic Bank	250	26,405
FNB Corp.	470	5,701
Franklin Financial Network, Inc.	30	830
Fulton Financial Corp.	250	4,313
Glacier Bancorp, Inc.	133	5,664
Great Western Bancorp, Inc.	86	3,025
Hancock Whitney Corp.	122	5,336

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Hanmi Financial Corp.	20	$ 474
Heritage Financial Corp.	35	1,059
Home BancShares, Inc.	220	4,222
Hope Bancorp, Inc.	170	2,390
Huntington Bancshares, Inc.	1,550	21,576
Independent Bank Corp.	55	4,413
International Bancshares Corp.	80	3,318
JPMorgan Chase & Co.	5,021	582,687
KeyCorp	1,550	27,203
LegacyTexas Financial Group, Inc.	60	2,405
M&T Bank Corp.	217	36,905
National Bank Holdings Corp. (Class A Stock)	23	880
NBT Bancorp, Inc.	53	2,015
OFG Bancorp (Puerto Rico)	40	807
Old National Bancorp	190	3,245
Opus Bank	20	437
Pacific Premier Bancorp, Inc.	50	1,454
PacWest Bancorp	170	6,724
People’s United Financial, Inc.	550	9,510
Pinnacle Financial Partners, Inc.	120	6,968
PNC Financial Services Group, Inc. (The)	699	95,714
Preferred Bank	20	984
Prosperity Bancshares, Inc.	110	8,100
Regions Financial Corp.	1,520	23,606
S&T Bancorp, Inc.	46	1,844
Seacoast Banking Corp. of Florida*	60	1,702
ServisFirst Bancshares, Inc.	50	1,697
Signature Bank	90	11,886
Simmons First National Corp. (Class A Stock)	120	3,047
Southside Bancshares, Inc.	31	1,089
Sterling Bancorp	315	6,747
SunTrust Banks, Inc.	680	44,526
SVB Financial Group*	84	21,144
Synovus Financial Corp.	250	9,215
TCF Financial Corp.	240	5,311
Texas Capital Bancshares, Inc.*	70	4,531
Tompkins Financial Corp.	20	1,613
Triumph Bancorp, Inc.*	30	930
Trustmark Corp.	90	3,236
U.S. Bancorp	2,314	123,382
UMB Financial Corp.	66	4,611
Umpqua Holdings Corp.	310	5,382

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
United Bankshares, Inc.	142	$ 5,572
United Community Banks, Inc.	100	2,808
Valley National Bancorp	440	4,611
Veritex Holdings, Inc.	49	1,299
Webster Financial Corp.	140	7,438
Wells Fargo & Co.	6,271	303,579
Westamerica Bancorporation	40	2,569
Wintrust Financial Corp.	90	6,858
Zions Bancorp NA	294	14,503
		2,420,542
Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	6,200
Brown-Forman Corp. (Class B Stock)	247	13,163
Coca-Cola Co. (The)	5,890	288,963
Coca-Cola Consolidated, Inc.	12	3,900
Constellation Brands, Inc. (Class A Stock)	258	54,611
MGP Ingredients, Inc.	17	1,494
Molson Coors Brewing Co. (Class B Stock)	280	17,973
Monster Beverage Corp.*	598	35,641
PepsiCo, Inc.	2,151	275,436
		697,381
Biotechnology 1.9%
AbbVie, Inc.	2,254	178,945
Acorda Therapeutics, Inc.*	40	418
Alexion Pharmaceuticals, Inc.*	344	46,829
AMAG Pharmaceuticals, Inc.*	20	223
Amgen, Inc.	952	170,713
Anika Therapeutics, Inc.*	10	319
Biogen, Inc.*	302	69,230
Celgene Corp.*	1,084	102,611
Cytokinetics, Inc.*	30	265
Eagle Pharmaceuticals, Inc.*	18	925
Emergent BioSolutions, Inc.*	60	3,101
Enanta Pharmaceuticals, Inc.*	26	2,267
Exelixis, Inc.*	420	8,257
Gilead Sciences, Inc.	1,954	127,088
Incyte Corp.*	270	20,736
Ligand Pharmaceuticals, Inc.*	31	3,901

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Momenta Pharmaceuticals, Inc.*	110	$ 1,539
Myriad Genetics, Inc.*	100	3,148
Progenics Pharmaceuticals, Inc.*	40	206
Regeneron Pharmaceuticals, Inc.*	122	41,863
REGENXBIO, Inc.*	50	2,520
Repligen Corp.*	60	4,043
Spectrum Pharmaceuticals, Inc.*	95	890
United Therapeutics Corp.*	70	7,180
Vanda Pharmaceuticals, Inc.*	70	1,140
Vertex Pharmaceuticals, Inc.*	400	67,592
		865,949
Building Products 0.3%
A.O. Smith Corp.	220	11,565
AAON, Inc.	53	2,661
Allegion PLC	146	14,488
American Woodmark Corp.*	20	1,799
Apogee Enterprises, Inc.	36	1,451
Fortune Brands Home & Security, Inc.	220	11,612
Gibraltar Industries, Inc.*	39	1,547
Griffon Corp.	25	491
Insteel Industries, Inc.	10	209
Johnson Controls International PLC	1,380	51,750
Lennox International, Inc.	57	15,473
Masco Corp.	440	17,186
Patrick Industries, Inc.*	30	1,496
PGT Innovations, Inc.*	50	733
Quanex Building Products Corp.	30	502
Resideo Technologies, Inc.*	182	4,131
Simpson Manufacturing Co., Inc.	60	3,821
Trex Co., Inc.*	94	6,511
Universal Forest Products, Inc.	90	3,325
		150,751
Capital Markets 2.5%
Affiliated Managers Group, Inc.	83	9,206
Ameriprise Financial, Inc.	216	31,702
Bank of New York Mellon Corp. (The)	1,358	67,438
BlackRock, Inc.	191	92,681
Blucora, Inc.*	60	2,100

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Cboe Global Markets, Inc.	176	$ 17,883
Charles Schwab Corp. (The)	1,818	83,228
CME Group, Inc.	556	99,468
Donnelley Financial Solutions, Inc.*	20	306
E*TRADE Financial Corp.	375	18,997
Eaton Vance Corp.	170	7,067
Evercore, Inc. (Class A Stock)	60	5,846
FactSet Research Systems, Inc.	62	17,104
Federated Investors, Inc. (Class B Stock)	140	4,302
Franklin Resources, Inc.	450	15,566
Goldman Sachs Group, Inc. (The)	533	109,755
Greenhill & Co., Inc.	20	414
Interactive Brokers Group, Inc. (Class A Stock)	115	6,238
Intercontinental Exchange, Inc.	874	71,100
INTL. FCStone, Inc.*	20	811
Invesco Ltd.	580	12,743
Janus Henderson Group PLC (United Kingdom)	248	6,217
Legg Mason, Inc.	110	3,680
MarketAxess Holdings, Inc.	61	16,978
Moody’s Corp.	257	50,531
Morgan Stanley	2,000	96,500
MSCI, Inc.	134	30,201
Nasdaq, Inc.	178	16,412
Northern Trust Corp.	335	33,014
Piper Jaffray Cos.	26	2,096
Raymond James Financial, Inc.	196	17,948
S&P Global, Inc.	381	84,071
SEI Investments Co.	190	10,346
State Street Corp.	580	39,243
Stifel Financial Corp.	110	6,564
T. Rowe Price Group, Inc.	360	38,700
Virtus Investment Partners, Inc.	14	1,717
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,498
WisdomTree Investments, Inc.	90	648
		1,130,319
Chemicals 1.9%
AdvanSix, Inc.*	24	726
Air Products & Chemicals, Inc.	340	69,969
Albemarle Corp.	161	12,085
American Vanguard Corp.	30	472

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Ashland Global Holdings, Inc.	102	$ 8,214
Balchem Corp.	50	5,075
Cabot Corp.	90	4,084
Celanese Corp.	200	21,578
CF Industries Holdings, Inc.	340	15,225
Chemours Co. (The)	258	9,291
Dow, Inc.*	1,151	65,296
DowDuPont, Inc.	3,443	132,383
Eastman Chemical Co.	210	16,565
Ecolab, Inc.	388	71,423
Ferro Corp.*	100	1,787
FMC Corp.	205	16,207
FutureFuel Corp.	30	441
Hawkins, Inc.	10	369
HB Fuller Co.	70	3,428
Ingevity Corp.*	62	7,131
Innophos Holdings, Inc.	30	966
Innospec, Inc.	36	3,054
International Flavors & Fragrances, Inc.	159	21,909
Koppers Holdings, Inc.*	20	535
Kraton Corp.*	52	1,707
Linde PLC (United Kingdom)	843	151,959
Livent Corp.*	191	2,059
LSB Industries, Inc.*	50	292
LyondellBasell Industries NV (Class A Stock)	470	41,468
Minerals Technologies, Inc.	54	3,390
Mosaic Co. (The)	530	13,838
NewMarket Corp.	20	8,392
Olin Corp.	240	5,206
PolyOne Corp.	117	3,234
PPG Industries, Inc.	363	42,652
Quaker Chemical Corp.	20	4,476
Rayonier Advanced Materials, Inc.	60	890
RPM International, Inc.	210	12,736
Scotts Miracle-Gro Co. (The)	60	5,101
Sensient Technologies Corp.	70	4,908
Sherwin-Williams Co. (The)	126	57,309
Stepan Co.	28	2,591
Tredegar Corp.	20	360
Valvoline, Inc.	242	4,477
		855,258

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	100	$ 3,797
Brady Corp. (Class A Stock)	80	3,903
Brink’s Co. (The)	80	6,395
Cintas Corp.	136	29,531
Clean Harbors, Inc.*	75	5,700
Copart, Inc.*	300	20,196
Deluxe Corp.	70	3,130
Healthcare Services Group, Inc.	100	3,385
Herman Miller, Inc.	76	2,950
HNI Corp.	50	1,836
Interface, Inc.	60	962
LSC Communications, Inc.	24	168
Matthews International Corp. (Class A Stock)	40	1,602
Mobile Mini, Inc.	60	2,161
MSA Safety, Inc.	53	5,825
Multi-Color Corp.	15	749
Pitney Bowes, Inc.	210	1,493
Republic Services, Inc.	340	28,159
Rollins, Inc.	210	8,121
RR Donnelley & Sons Co.	30	139
Stericycle, Inc.*	136	7,941
Team, Inc.*	20	338
Tetra Tech, Inc.	80	5,178
UniFirst Corp.	30	4,744
US Ecology, Inc.	30	1,830
Viad Corp.	30	1,839
Waste Management, Inc.	597	64,082
		216,154
Communications Equipment 1.2%
ADTRAN, Inc.	20	343
Applied Optoelectronics, Inc.*	20	250
Arista Networks, Inc.*	86	26,857
CalAmp Corp.*	30	438
Ciena Corp.*	226	8,669
Cisco Systems, Inc.	6,746	377,439
Comtech Telecommunications Corp.	32	753
Digi International, Inc.*	30	386
Extreme Networks, Inc.*	120	960
F5 Networks, Inc.*	98	15,376
Finisar Corp.*	170	4,099

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
Harmonic, Inc.*	50	$ 283
InterDigital, Inc.	60	3,923
Juniper Networks, Inc.	510	14,163
Lumentum Holdings, Inc.*	110	6,817
Motorola Solutions, Inc.	263	38,111
NETGEAR, Inc.*	50	1,552
NetScout Systems, Inc.*	100	2,940
Plantronics, Inc.	52	2,677
ViaSat, Inc.*	95	8,628
Viavi Solutions, Inc.*	290	3,857
		518,521
Construction & Engineering 0.2%
AECOM*	304	10,306
Aegion Corp.*	20	398
Arcosa, Inc.	73	2,273
Comfort Systems USA, Inc.	57	3,084
Dycom Industries, Inc.*	48	2,380
EMCOR Group, Inc.	80	6,731
Fluor Corp.	200	7,946
Granite Construction, Inc.	60	2,693
Jacobs Engineering Group, Inc.	180	14,029
KBR, Inc.	170	3,777
MasTec, Inc.*	90	4,559
MYR Group, Inc.*	20	723
Orion Group Holdings, Inc.*	50	130
Quanta Services, Inc.	220	8,932
Valmont Industries, Inc.	35	4,719
		72,680
Construction Materials 0.1%
Eagle Materials, Inc.	73	6,636
Martin Marietta Materials, Inc.	95	21,080
U.S. Concrete, Inc.*	20	943
Vulcan Materials Co.	206	25,979
		54,638
Consumer Finance 0.7%
American Express Co.	1,066	124,967

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	715	$ 66,374
Discover Financial Services	504	41,071
Encore Capital Group, Inc.*	20	565
Enova International, Inc.*	40	1,097
EZCORP, Inc. (Class A Stock)*	40	435
FirstCash, Inc.	62	6,056
Green Dot Corp. (Class A Stock)*	80	5,102
Navient Corp.	310	4,188
PRA Group, Inc.*	50	1,406
SLM Corp.	620	6,299
Synchrony Financial	990	34,323
World Acceptance Corp.*	10	1,300
		293,183
Containers & Packaging 0.3%
AptarGroup, Inc.	100	11,124
Avery Dennison Corp.	130	14,385
Ball Corp.	510	30,569
Bemis Co., Inc.	150	8,613
Greif, Inc. (Class A Stock)	40	1,581
International Paper Co.	600	28,086
Myers Industries, Inc.	35	626
Owens-Illinois, Inc.	230	4,545
Packaging Corp. of America	150	14,874
Sealed Air Corp.	230	10,723
Silgan Holdings, Inc.	110	3,293
Sonoco Products Co.	150	9,459
Westrock Co.	400	15,352
		153,230
Distributors 0.1%
Core-Mark Holding Co., Inc.	60	2,181
Genuine Parts Co.	222	22,764
LKQ Corp.*	450	13,545
Pool Corp.	67	12,310
		50,800
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	100	4,932

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
American Public Education, Inc.*	20	$ 640
Career Education Corp.*	50	907
Graham Holdings Co. (Class B Stock)	7	5,204
H&R Block, Inc.	310	8,435
Regis Corp.*	30	562
Service Corp. International	260	10,818
Sotheby’s*	40	1,687
Strategic Education, Inc.	39	5,591
Weight Watchers International, Inc.*	40	817
		39,593
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	2,982	646,229
Jefferies Financial Group, Inc.	386	7,940
		654,169
Diversified Telecommunication Services 1.7%
AT&T, Inc.	11,152	345,266
ATN International, Inc.	20	1,221
CenturyLink, Inc.	1,398	15,965
Cincinnati Bell, Inc.*	40	356
Cogent Communications Holdings, Inc.	60	3,314
Consolidated Communications Holdings, Inc.	60	309
Frontier Communications Corp.*	35	100
Iridium Communications, Inc.*	130	3,570
Verizon Communications, Inc.	6,334	362,241
Vonage Holdings Corp.*	250	2,430
		734,772
Electric Utilities 1.7%
ALLETE, Inc.	80	6,516
Alliant Energy Corp.	370	17,475
American Electric Power Co., Inc.	766	65,531
Duke Energy Corp.	1,118	101,872
Edison International	510	32,523
El Paso Electric Co.	60	3,667
Entergy Corp.	300	29,070
Evergy, Inc.	391	22,608
Eversource Energy	490	35,113

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	1,492	$ 76,017
FirstEnergy Corp.	770	32,363
Hawaiian Electric Industries, Inc.	160	6,637
IDACORP, Inc.	80	7,922
NextEra Energy, Inc.	737	143,302
OGE Energy Corp.	293	12,406
Pinnacle West Capital Corp.	172	16,386
PNM Resources, Inc.	110	5,108
PPL Corp.	1,074	33,520
Southern Co. (The)	1,576	83,875
Xcel Energy, Inc.	780	44,070
		775,981
Electrical Equipment 0.5%
Acuity Brands, Inc.	63	9,219
AMETEK, Inc.	350	30,859
AZZ, Inc.	30	1,425
Eaton Corp. PLC	658	54,496
Emerson Electric Co.	940	66,731
Encore Wire Corp.	42	2,490
EnerSys	65	4,497
Hubbell, Inc.	86	10,974
nVent Electric PLC	240	6,708
Powell Industries, Inc.	10	292
Regal Beloit Corp.	70	5,956
Rockwell Automation, Inc.	190	34,335
Vicor Corp.*	30	1,125
		229,107
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. (Class A Stock)	460	45,798
Anixter International, Inc.*	42	2,641
Arlo Technologies, Inc.*	99	393
Arrow Electronics, Inc.*	130	10,986
Avnet, Inc.	180	8,750
Badger Meter, Inc.	40	2,219
Bel Fuse, Inc. (Class B Stock)	20	474
Belden, Inc.	60	3,333
Benchmark Electronics, Inc.	50	1,352
Cognex Corp.	260	13,112

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Coherent, Inc.*	40	$ 5,920
Control4 Corp.*	20	348
Corning, Inc.	1,210	38,539
CTS Corp.	40	1,198
Daktronics, Inc.	50	379
ePlus, Inc.*	16	1,509
Fabrinet (Thailand)*	60	3,631
FARO Technologies, Inc.*	20	1,125
FLIR Systems, Inc.	200	10,588
II-VI, Inc.*	80	3,187
Insight Enterprises, Inc.*	60	3,395
IPG Photonics Corp.*	62	10,833
Itron, Inc.*	50	2,683
Jabil, Inc.	210	6,344
KEMET Corp.	45	804
Keysight Technologies, Inc.*	285	24,804
Knowles Corp.*	80	1,510
Littelfuse, Inc.	41	8,243
Methode Electronics, Inc.	36	1,062
MTS Systems Corp.	20	1,100
National Instruments Corp.	160	7,536
OSI Systems, Inc.*	20	1,803
Park Electrochemical Corp.	23	378
Plexus Corp.*	57	3,430
Rogers Corp.*	32	5,361
Sanmina Corp.*	110	3,731
ScanSource, Inc.*	40	1,506
SYNNEX Corp.	71	7,659
TE Connectivity Ltd.	514	49,164
Tech Data Corp.*	62	6,610
Trimble, Inc.*	370	15,103
TTM Technologies, Inc.*	70	927
Vishay Intertechnology, Inc.	160	3,170
Zebra Technologies Corp. (Class A Stock)*	88	18,580
		341,218
Energy Equipment & Services 0.5%
Apergy Corp.*	106	4,207
Archrock, Inc.	110	1,112
Baker Hughes a GE Co.	770	18,495
C&J Energy Services, Inc.*	70	983

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Core Laboratories NV	65	$ 4,120
Diamond Offshore Drilling, Inc.*	50	486
DMC Global, Inc.	20	1,386
Dril-Quip, Inc.*	50	2,178
Ensco Rowan PLC (Class A Stock)	258	3,603
Era Group, Inc.*	30	289
Exterran Corp.*	18	256
Geospace Technologies Corp.*	20	269
Gulf Island Fabrication, Inc.*	40	344
Halliburton Co.	1,314	37,226
Helix Energy Solutions Group, Inc.*	140	1,095
Helmerich & Payne, Inc.	160	9,363
KLX Energy Services Holdings, Inc.*	28	785
Matrix Service Co.*	40	784
McDermott International, Inc.*	220	1,780
Nabors Industries Ltd.	437	1,529
National Oilwell Varco, Inc.	570	14,900
Newpark Resources, Inc.*	60	438
Noble Corp. PLC*	350	921
Oceaneering International, Inc.*	120	2,304
Oil States International, Inc.*	70	1,352
Patterson-UTI Energy, Inc.	260	3,533
Pioneer Energy Services Corp.*	75	131
ProPetro Holding Corp.*	85	1,881
Schlumberger Ltd.	2,113	90,183
SEACOR Holdings, Inc.*	25	1,113
Superior Energy Services, Inc.*	200	718
TechnipFMC PLC (United Kingdom)	610	15,000
TETRA Technologies, Inc.*	150	357
Transocean Ltd.*	710	5,581
Unit Corp.*	50	678
US Silica Holdings, Inc.	80	1,266
		230,646
Entertainment 1.8%
Activision Blizzard, Inc.	1,162	56,020
Cinemark Holdings, Inc.	165	6,938
Electronic Arts, Inc.*	459	43,444
Live Nation Entertainment, Inc.*	220	14,375
Marcus Corp. (The)	20	752
Netflix, Inc.*	674	249,744

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	170	$ 16,461
Viacom, Inc. (Class B Stock)	540	15,612
Walt Disney Co. (The)	2,742	375,572
World Wrestling Entertainment, Inc. (Class A Stock)	80	6,708
		785,626
Equity Real Estate Investment Trusts (REITs) 3.1%
Acadia Realty Trust	110	3,106
Agree Realty Corp.	60	3,928
Alexander & Baldwin, Inc.	82	1,937
Alexandria Real Estate Equities, Inc.	182	25,915
American Assets Trust, Inc.	60	2,771
American Campus Communities, Inc.	200	9,440
American Tower Corp.	683	133,390
Apartment Investment & Management Co. (Class A Stock)	239	11,797
Armada Hoffler Properties, Inc.	35	565
AvalonBay Communities, Inc.	219	44,004
Boston Properties, Inc.	244	33,579
Brixmor Property Group, Inc.	420	7,510
Camden Property Trust	146	14,695
CareTrust REIT, Inc.	130	3,153
CBL & Associates Properties, Inc.	85	86
Cedar Realty Trust, Inc.	70	215
Chatham Lodging Trust	25	492
Chesapeake Lodging Trust	90	2,565
Community Healthcare Trust, Inc.	20	730
CoreCivic, Inc.	140	2,913
CoreSite Realty Corp.	55	6,018
Corporate Office Properties Trust	140	3,903
Cousins Properties, Inc.	620	5,933
Crown Castle International Corp.	636	79,996
CyrusOne, Inc.	160	8,910
DiamondRock Hospitality Co.	250	2,715
Digital Realty Trust, Inc.	320	37,667
Douglas Emmett, Inc.	230	9,474
Duke Realty Corp.	550	17,116
Easterly Government Properties, Inc.	55	990
EastGroup Properties, Inc.	62	7,088
EPR Properties	110	8,675
Equinix, Inc.	133	60,475
Equity Residential	564	43,101

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Essex Property Trust, Inc.	104	$ 29,380
Extra Space Storage, Inc.	199	20,634
Federal Realty Investment Trust	113	15,125
First Industrial Realty Trust, Inc.	190	6,701
Four Corners Property Trust, Inc.	90	2,560
Franklin Street Properties Corp.	50	393
GEO Group, Inc. (The)	155	3,103
Getty Realty Corp.	55	1,784
Global Net Lease, Inc.	80	1,526
HCP, Inc.	700	20,846
Healthcare Realty Trust, Inc.	185	5,713
Hersha Hospitality Trust	20	371
Highwoods Properties, Inc.	160	7,133
Hospitality Properties Trust	240	6,240
Host Hotels & Resorts, Inc.	1,130	21,741
Independence Realty Trust, Inc.	40	424
Innovative Industrial Properties, Inc.	10	851
Iron Mountain, Inc.	430	13,966
iStar, Inc.	90	780
JBG SMITH Properties	170	7,233
Kilroy Realty Corp.	150	11,536
Kimco Realty Corp.	600	10,434
Kite Realty Group Trust	80	1,263
Lamar Advertising Co. (Class A Stock)	130	10,747
Lexington Realty Trust	260	2,358
Liberty Property Trust	234	11,616
Life Storage, Inc.	75	7,147
LTC Properties, Inc.	60	2,704
Macerich Co. (The)	166	6,663
Mack-Cali Realty Corp.	130	3,026
Medical Properties Trust, Inc.	580	10,127
Mid-America Apartment Communities, Inc.	174	19,037
National Retail Properties, Inc.	244	12,839
National Storage Affiliates Trust	60	1,756
NorthStar Realty Europe Corp.	70	1,248
Office Properties Income Trust	43	1,167
Omega Healthcare Investors, Inc.	300	10,617
Pebblebrook Hotel Trust	190	6,186
Pennsylvania Real Estate Investment Trust	20	120
PotlatchDeltic Corp.	93	3,595
Prologis, Inc.	962	73,757
PS Business Parks, Inc.	36	5,530

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	237	$ 52,420
Rayonier, Inc.	190	6,040
Realty Income Corp.	466	32,625
Regency Centers Corp.	261	17,531
Retail Opportunity Investments Corp.	150	2,633
RPT Realty	80	970
Sabra Health Care REIT, Inc.	253	4,949
Saul Centers, Inc.	10	534
SBA Communications Corp.*	181	36,875
Senior Housing Properties Trust	310	2,489
Simon Property Group, Inc.	474	82,334
SL Green Realty Corp.	137	12,103
Summit Hotel Properties, Inc.	95	1,103
Tanger Factory Outlet Centers, Inc.	130	2,348
Taubman Centers, Inc.	100	4,930
UDR, Inc.	415	18,654
Uniti Group, Inc.	250	2,748
Universal Health Realty Income Trust	26	2,107
Urban Edge Properties	150	2,786
Urstadt Biddle Properties, Inc. (Class A Stock)	20	439
Ventas, Inc.	546	33,366
Vornado Realty Trust	270	18,668
Washington Prime Group, Inc.	130	579
Washington Real Estate Investment Trust	100	2,824
Weingarten Realty Investors	180	5,209
Welltower, Inc.	598	44,569
Weyerhaeuser Co.	1,110	29,748
Whitestone REIT	30	385
Xenia Hotels & Resorts, Inc.	160	3,464
		1,400,259
Food & Staples Retailing 1.2%
Andersons, Inc. (The)	33	1,079
Casey’s General Stores, Inc.	60	7,941
Chefs’ Warehouse, Inc. (The)*	30	981
Costco Wholesale Corp.	676	165,978
Kroger Co. (The)	1,212	31,245
SpartanNash Co.	20	323
Sprouts Farmers Market, Inc.*	170	3,642
Sysco Corp.	732	51,511
United Natural Foods, Inc.*	50	646

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	1,224	$ 65,570
Walmart, Inc.	2,181	224,294
		553,210
Food Products 1.1%
Archer-Daniels-Midland Co.	860	38,356
B&G Foods, Inc.	96	2,496
Calavo Growers, Inc.	20	1,916
Cal-Maine Foods, Inc.	43	1,768
Campbell Soup Co.	300	11,607
Conagra Brands, Inc.	736	22,654
Darling Ingredients, Inc.*	240	5,234
Dean Foods Co.	40	68
Flowers Foods, Inc.	260	5,652
General Mills, Inc.	920	47,352
Hain Celestial Group, Inc. (The)*	110	2,400
Hershey Co. (The)	215	26,843
Hormel Foods Corp.	420	16,775
Ingredion, Inc.	108	10,233
J&J Snack Foods Corp.	24	3,772
J.M. Smucker Co. (The)	182	22,319
John B Sanfilippo & Son, Inc.	10	721
Kellogg Co.	380	22,914
Kraft Heinz Co. (The)	928	30,847
Lamb Weston Holdings, Inc.	220	15,411
Lancaster Colony Corp.	35	5,205
McCormick & Co., Inc.	200	30,794
Mondelez International, Inc. (Class A Stock)	2,206	112,175
Post Holdings, Inc.*	100	11,278
Sanderson Farms, Inc.	35	5,307
Seneca Foods Corp. (Class A Stock)*	16	396
Tootsie Roll Industries, Inc.	20	777
TreeHouse Foods, Inc.*	78	5,224
Tyson Foods, Inc. (Class A Stock)	462	34,655
		495,149
Gas Utilities 0.2%
Atmos Energy Corp.	186	19,035
National Fuel Gas Co.	130	7,697
New Jersey Resources Corp.	130	6,510

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities (cont’d.)
Northwest Natural Holding Co.	56	$ 3,746
ONE Gas, Inc.	86	7,613
South Jersey Industries, Inc.	130	4,176
Southwest Gas Holdings, Inc.	86	7,154
Spire, Inc.	86	7,240
UGI Corp.	270	14,718
		77,889
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	2,698	214,653
ABIOMED, Inc.*	71	19,696
Align Technology, Inc.*	115	37,338
AngioDynamics, Inc.*	30	616
Avanos Medical, Inc.*	70	2,937
Baxter International, Inc.	740	56,462
Becton, Dickinson & Co.	412	99,185
Boston Scientific Corp.*	2,110	78,323
Cantel Medical Corp.	50	3,447
Cardiovascular Systems, Inc.*	50	1,777
CONMED Corp.	50	4,002
Cooper Cos., Inc. (The)	76	22,034
CryoLife, Inc.*	30	920
Cutera, Inc.*	10	177
Danaher Corp.	967	128,069
DENTSPLY SIRONA, Inc.	340	17,384
Edwards Lifesciences Corp.*	318	55,990
Globus Medical, Inc. (Class A Stock)*	102	4,599
Haemonetics Corp.*	80	6,982
Heska Corp.*	7	544
Hill-Rom Holdings, Inc.	110	11,156
Hologic, Inc.*	420	19,480
ICU Medical, Inc.*	30	6,825
IDEXX Laboratories, Inc.*	138	32,016
Inogen, Inc.*	26	2,270
Integer Holdings Corp.*	40	2,764
Integra LifeSciences Holdings Corp.*	115	6,002
Intuitive Surgical, Inc.*	175	89,360
Invacare Corp.	40	296
Lantheus Holdings, Inc.*	40	966
LeMaitre Vascular, Inc.	17	491
LivaNova PLC*	75	5,167

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Masimo Corp.*	77	$ 10,022
Medtronic PLC	2,066	183,481
Meridian Bioscience, Inc.	44	506
Merit Medical Systems, Inc.*	86	4,831
Natus Medical, Inc.*	40	1,070
Neogen Corp.*	73	4,428
NuVasive, Inc.*	85	5,151
OraSure Technologies, Inc.*	25	237
Orthofix Medical, Inc.*	30	1,644
ResMed, Inc.	226	23,619
STERIS PLC	133	17,420
Stryker Corp.	482	91,055
Surmodics, Inc.*	20	869
Tactile Systems Technology, Inc.*	21	1,045
Teleflex, Inc.	77	22,036
Varex Imaging Corp.*	39	1,281
Varian Medical Systems, Inc.*	140	19,064
West Pharmaceutical Services, Inc.	120	14,855
Zimmer Biomet Holdings, Inc.	320	39,411
		1,373,953
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	135	4,323
Addus HomeCare Corp.*	10	679
Amedisys, Inc.*	46	5,880
AmerisourceBergen Corp.	236	17,643
AMN Healthcare Services, Inc.*	80	4,165
Anthem, Inc.	395	103,897
BioTelemetry, Inc.*	59	3,210
Cardinal Health, Inc.	450	21,919
Centene Corp.*	624	32,173
Chemed Corp.	26	8,496
Cigna Corp.	584	92,763
Community Health Systems, Inc.*	60	206
CorVel Corp.*	14	1,005
Covetrus, Inc.*	142	4,668
Cross Country Healthcare, Inc.*	30	212
CVS Health Corp.	1,993	108,379
DaVita, Inc.*	190	10,496
Diplomat Pharmacy, Inc.*	40	223
Encompass Health Corp.	150	9,667

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Ensign Group, Inc. (The)	80	$ 4,122
HCA Healthcare, Inc.	409	52,037
HealthEquity, Inc.*	90	6,097
Henry Schein, Inc.*	228	14,606
Humana, Inc.	215	54,913
Laboratory Corp. of America Holdings*	155	24,788
LHC Group, Inc.*	49	5,444
Magellan Health, Inc.*	34	2,380
McKesson Corp.	301	35,894
MEDNAX, Inc.*	130	3,636
Molina Healthcare, Inc.*	100	12,963
Owens & Minor, Inc.	30	102
Patterson Cos., Inc.	94	2,053
Providence Service Corp. (The)*	16	1,061
Quest Diagnostics, Inc.	204	19,662
Select Medical Holdings Corp.*	160	2,299
Tenet Healthcare Corp.*	100	2,190
Tivity Health, Inc.*	56	1,211
UnitedHealth Group, Inc.	1,471	342,846
Universal Health Services, Inc. (Class B Stock)	130	16,493
US Physical Therapy, Inc.	20	2,330
WellCare Health Plans, Inc.*	82	21,185
		1,058,316
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	2,270
Cerner Corp.*	490	32,560
Computer Programs & Systems, Inc.	20	608
HealthStream, Inc.*	20	524
HMS Holdings Corp.*	110	3,347
Medidata Solutions, Inc.*	105	9,486
NextGen Healthcare, Inc.*	30	564
Omnicell, Inc.*	66	5,304
Tabula Rasa HealthCare, Inc.*	20	1,065
		55,728
Hotels, Restaurants & Leisure 1.9%
BJ’s Restaurants, Inc.	30	1,497
Boyd Gaming Corp.	102	2,935
Brinker International, Inc.	70	2,994

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Caesars Entertainment Corp.*	800	$ 7,488
Carnival Corp.	620	34,013
Cheesecake Factory, Inc. (The)	70	3,473
Chipotle Mexican Grill, Inc.*	40	27,522
Churchill Downs, Inc.	57	5,748
Chuy’s Holdings, Inc.*	20	398
Cracker Barrel Old Country Store, Inc.	42	7,087
Darden Restaurants, Inc.	190	22,344
Dave & Buster’s Entertainment, Inc.	70	3,979
Dine Brands Global, Inc.	30	2,660
Domino’s Pizza, Inc.	68	18,399
Dunkin’ Brands Group, Inc.	132	9,851
El Pollo Loco Holdings, Inc.*	31	396
Eldorado Resorts, Inc.*	100	4,937
Fiesta Restaurant Group, Inc.*	30	380
Hilton Worldwide Holdings, Inc.	443	38,537
International Speedway Corp. (Class A Stock)	40	1,765
Jack in the Box, Inc.	50	3,855
Marriott International, Inc. (Class A Stock)	435	59,343
Marriott Vacations Worldwide Corp.	66	6,972
McDonald’s Corp.	1,180	233,133
MGM Resorts International	752	20,026
Monarch Casino & Resort, Inc.*	20	854
Norwegian Cruise Line Holdings Ltd.*	336	18,947
Papa John’s International, Inc.	36	1,842
Penn National Gaming, Inc.*	140	3,034
Red Robin Gourmet Burgers, Inc.*	10	320
Royal Caribbean Cruises Ltd.	270	32,654
Ruth’s Hospitality Group, Inc.	30	779
Scientific Games Corp.*	80	1,850
Shake Shack, Inc. (Class A Stock)*	38	2,329
Six Flags Entertainment Corp.	110	5,840
Starbucks Corp.	1,909	148,291
Texas Roadhouse, Inc.	100	5,401
Wendy’s Co. (The)	270	5,025
Wingstop, Inc.	48	3,613
Wyndham Destinations, Inc.	140	6,098
Wyndham Hotels & Resorts, Inc.	150	8,358
Wynn Resorts Ltd.	148	21,379
Yum! Brands, Inc.	477	49,794
		836,140

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Household Durables 0.4%
Cavco Industries, Inc.*	14	$ 1,747
Century Communities, Inc.*	40	1,017
D.R. Horton, Inc.	520	23,041
Ethan Allen Interiors, Inc.	20	442
Garmin Ltd.	186	15,948
Helen of Troy Ltd.*	40	5,760
Installed Building Products, Inc.*	20	961
iRobot Corp.*	45	4,659
KB Home	120	3,109
La-Z-Boy, Inc.	50	1,640
Leggett & Platt, Inc.	210	8,266
Lennar Corp. (Class A Stock)	442	22,997
LGI Homes, Inc.*	32	2,218
M/I Homes, Inc.*	20	563
MDC Holdings, Inc.	47	1,436
Meritage Homes Corp.*	60	3,069
Mohawk Industries, Inc.*	97	13,216
Newell Brands, Inc.	586	8,427
NVR, Inc.*	6	18,915
PulteGroup, Inc.	380	11,955
Tempur Sealy International, Inc.*	70	4,298
Toll Brothers, Inc.	210	8,001
TopBuild Corp.*	50	3,561
TRI Pointe Group, Inc.*	185	2,414
Tupperware Brands Corp.	80	1,904
Universal Electronics, Inc.*	10	381
Whirlpool Corp.	96	13,327
William Lyon Homes (Class A Stock)*	15	253
		183,525
Household Products 1.5%
Central Garden & Pet Co.*	20	540
Central Garden & Pet Co. (Class A Stock)*	48	1,175
Church & Dwight Co., Inc.	387	29,006
Clorox Co. (The)	202	32,265
Colgate-Palmolive Co.	1,330	96,811
Energizer Holdings, Inc.	106	5,076
Kimberly-Clark Corp.	532	68,298

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	3,836	$ 408,457
WD-40 Co.	23	3,870
		645,498
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	1,000	17,120
NRG Energy, Inc.	420	17,291
		34,411
Industrial Conglomerates 1.3%
3M Co.	882	167,148
Carlisle Cos., Inc.	95	13,435
General Electric Co.	13,250	134,753
Honeywell International, Inc.	1,116	193,771
Raven Industries, Inc.	40	1,556
Roper Technologies, Inc.	160	57,552
		568,215
Insurance 2.4%
Aflac, Inc.	1,148	57,836
Alleghany Corp.*	22	14,451
Allstate Corp. (The)	520	51,511
Ambac Financial Group, Inc.*	55	1,029
American Equity Investment Life Holding Co.	130	3,823
American Financial Group, Inc.	108	11,181
American International Group, Inc.	1,320	62,792
AMERISAFE, Inc.	34	2,013
Aon PLC	372	67,012
Arthur J. Gallagher & Co.	290	24,250
Assurant, Inc.	90	8,550
Brighthouse Financial, Inc.*	180	7,522
Brown & Brown, Inc.	340	10,795
Chubb Ltd.	709	102,947
Cincinnati Financial Corp.	234	22,506
CNO Financial Group, Inc.	220	3,641
eHealth, Inc.*	30	1,822
Employers Holdings, Inc.	36	1,545
Everest Re Group Ltd.	66	15,543
First American Financial Corp.	170	9,700

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Genworth Financial, Inc. (Class A Stock)*	550	$ 2,084
Hanover Insurance Group, Inc. (The)	68	8,201
Hartford Financial Services Group, Inc. (The)	560	29,294
HCI Group, Inc.	14	597
Horace Mann Educators Corp.	60	2,315
James River Group Holdings Ltd.	35	1,478
Kemper Corp.	101	9,078
Lincoln National Corp.	330	22,018
Loews Corp.	426	21,850
Marsh & McLennan Cos., Inc.	782	73,735
Mercury General Corp.	40	2,151
MetLife, Inc.	1,470	67,811
Navigators Group, Inc. (The)	30	2,098
Old Republic International Corp.	400	8,944
Primerica, Inc.	70	9,120
Principal Financial Group, Inc.	400	22,864
ProAssurance Corp.	90	3,378
Progressive Corp. (The)	898	70,179
Prudential Financial, Inc.	630	66,597
Reinsurance Group of America, Inc.	102	15,454
RenaissanceRe Holdings Ltd. (Bermuda)	79	12,273
RLI Corp.	60	4,880
Safety Insurance Group, Inc.	18	1,673
Selective Insurance Group, Inc.	100	7,131
Stewart Information Services Corp.	23	978
Third Point Reinsurance Ltd. (Bermuda)*	80	929
Torchmark Corp.	150	13,149
Travelers Cos., Inc. (The)	408	58,650
United Fire Group, Inc.	35	1,526
United Insurance Holdings Corp.	30	460
Universal Insurance Holdings, Inc.	50	1,490
Unum Group	325	11,999
W.R. Berkley Corp.	233	14,283
Willis Towers Watson PLC	206	37,974
		1,087,110
Interactive Media & Services 4.2%
Alphabet, Inc. (Class A Stock)*	461	552,721
Alphabet, Inc. (Class C Stock)*	472	560,963
Care.com, Inc.*	40	670
Cars.com, Inc.*	83	1,727

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	3,655	$ 706,877
QuinStreet, Inc.*	70	999
TripAdvisor, Inc.*	150	7,984
Twitter, Inc.*	1,100	43,901
Yelp, Inc.*	100	4,006
		1,879,848
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	632	1,217,561
Booking Holdings, Inc.*	69	127,994
eBay, Inc.	1,320	51,150
Expedia Group, Inc.	181	23,501
Liquidity Services, Inc.*	50	340
PetMed Express, Inc.	20	437
Shutterfly, Inc.*	47	2,060
Shutterstock, Inc.	20	809
Stamps.com, Inc.*	33	2,831
		1,426,683
IT Services 4.6%
Accenture PLC (Class A Stock)	978	178,651
Akamai Technologies, Inc.*	250	20,015
Alliance Data Systems Corp.	75	12,008
Automatic Data Processing, Inc.	672	110,470
Broadridge Financial Solutions, Inc.	178	21,027
CACI International, Inc. (Class A Stock)*	46	8,967
Cardtronics PLC (Class A Stock)*	44	1,573
Cognizant Technology Solutions Corp. (Class A Stock)	890	64,934
CoreLogic, Inc.*	110	4,467
CSG Systems International, Inc.	40	1,786
DXC Technology Co.	423	27,808
EVERTEC, Inc. (Puerto Rico)	60	1,879
ExlService Holdings, Inc.*	54	3,208
Fidelity National Information Services, Inc.	501	58,081
Fiserv, Inc.*	600	52,344
FleetCor Technologies, Inc.*	134	34,967
Gartner, Inc.*	136	21,620
Global Payments, Inc.	248	36,225
International Business Machines Corp.	1,365	191,469
Jack Henry & Associates, Inc.	120	17,887

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Leidos Holdings, Inc.	230	$ 16,900
LiveRamp Holdings, Inc.*	110	6,416
ManTech International Corp. (Class A Stock)	36	2,232
Mastercard, Inc. (Class A Stock)	1,385	352,122
MAXIMUS, Inc.	110	8,102
NIC, Inc.	70	1,208
Paychex, Inc.	494	41,649
PayPal Holdings, Inc.*	1,802	203,212
Perficient, Inc.*	30	883
Perspecta, Inc.	181	4,178
Sabre Corp.	395	8,200
Science Applications International Corp.	79	5,921
Sykes Enterprises, Inc.*	40	1,110
Total System Services, Inc.	250	25,560
Travelport Worldwide Ltd.	160	2,509
TTEC Holdings, Inc.	20	729
Unisys Corp.*	60	673
VeriSign, Inc.*	161	31,790
Virtusa Corp.*	40	2,222
Visa, Inc. (Class A Stock)	2,683	441,166
Western Union Co. (The)	650	12,636
WEX, Inc.*	67	14,090
		2,052,894
Leisure Products 0.1%
Brunswick Corp.	140	7,169
Callaway Golf Co.	90	1,580
Hasbro, Inc.	180	18,335
Mattel, Inc.*	490	5,973
Nautilus, Inc.*	30	160
Polaris Industries, Inc.	92	8,869
Sturm Ruger & Co., Inc.	34	1,904
Vista Outdoor, Inc.*	90	777
		44,767
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	480	37,680
Bio-Rad Laboratories, Inc. (Class A Stock)*	30	9,028
Bio-Techne Corp.	57	11,662
Cambrex Corp.*	46	1,979

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	80	$ 11,237
Illumina, Inc.*	232	72,384
IQVIA Holdings, Inc.*	245	34,030
Luminex Corp.	43	981
Medpace Holdings, Inc.*	40	2,247
Mettler-Toledo International, Inc.*	38	28,320
NeoGenomics, Inc.*	130	2,708
PerkinElmer, Inc.	168	16,101
PRA Health Sciences, Inc.*	92	8,907
Syneos Health, Inc.*	90	4,224
Thermo Fisher Scientific, Inc.	622	172,574
Waters Corp.*	113	24,130
		438,192
Machinery 1.8%
Actuant Corp. (Class A Stock)	70	1,791
AGCO Corp.	110	7,786
Alamo Group, Inc.	14	1,451
Albany International Corp. (Class A Stock)	50	3,699
Astec Industries, Inc.	30	1,011
Barnes Group, Inc.	70	3,893
Briggs & Stratton Corp.	20	244
Caterpillar, Inc.	886	123,526
Chart Industries, Inc.*	58	5,120
CIRCOR International, Inc.*	16	540
Colfax Corp.*	140	4,224
Crane Co.	84	7,144
Cummins, Inc.	226	37,582
Deere & Co.	489	80,993
Donaldson Co., Inc.	190	10,173
Dover Corp.	222	21,765
EnPro Industries, Inc.	30	2,230
ESCO Technologies, Inc.	40	3,000
Federal Signal Corp.	60	1,726
Flowserve Corp.	200	9,806
Fortive Corp.	448	38,680
Franklin Electric Co., Inc.	63	3,078
Graco, Inc.	246	12,607
Greenbrier Cos., Inc. (The)	40	1,421
Harsco Corp.*	90	2,038
Hillenbrand, Inc.	94	4,044

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
IDEX Corp.	120	$ 18,799
Illinois Tool Works, Inc.	465	72,368
Ingersoll-Rand PLC	376	46,101
ITT, Inc.	140	8,477
John Bean Technologies Corp.	50	5,489
Kennametal, Inc.	120	4,884
Lincoln Electric Holdings, Inc.	94	8,203
Lindsay Corp.	15	1,275
Lydall, Inc.*	10	246
Mueller Industries, Inc.	90	2,625
Nordson Corp.	80	11,676
Oshkosh Corp.	118	9,746
PACCAR, Inc.	540	38,702
Parker-Hannifin Corp.	204	36,940
Pentair PLC	240	9,358
Proto Labs, Inc.*	47	5,160
Snap-on, Inc.	85	14,304
SPX Corp.*	50	1,825
SPX FLOW, Inc.*	60	2,156
Standex International Corp.	24	1,586
Stanley Black & Decker, Inc.	234	34,304
Tennant Co.	30	1,991
Terex Corp.	90	3,000
Timken Co. (The)	100	4,795
Titan International, Inc.	42	291
Toro Co. (The)	170	12,435
Trinity Industries, Inc.	190	4,096
Wabash National Corp.	30	452
Wabtec Corp.	224	16,592
Watts Water Technologies, Inc. (Class A Stock)	45	3,852
Woodward, Inc.	90	9,801
Xylem, Inc.	274	22,852
		803,953
Marine 0.0%
Kirby Corp.*	82	6,701
Matson, Inc.	70	2,773
		9,474

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Media 1.3%
AMC Networks, Inc. (Class A Stock)*	70	$ 4,089
Cable One, Inc.	13	13,787
CBS Corp. (Class B Stock)	530	27,173
Charter Communications, Inc. (Class A Stock)*	274	101,706
Comcast Corp. (Class A Stock)	6,916	301,053
Discovery, Inc. (Class A Stock)*	230	7,107
Discovery, Inc. (Class C Stock)*	520	14,955
DISH Network Corp. (Class A Stock)*	330	11,590
EW Scripps Co. (The) (Class A Stock)	50	1,140
Fox Corp. (Class A Stock)*	530	20,665
Fox Corp. (Class B Stock)*	240	9,240
Gannett Co., Inc.	140	1,306
Interpublic Group of Cos., Inc. (The)	550	12,650
John Wiley & Sons, Inc. (Class A Stock)	60	2,771
Meredith Corp.	60	3,540
New Media Investment Group, Inc.	30	321
New York Times Co. (The) (Class A Stock)	200	6,630
News Corp. (Class A Stock)	540	6,707
News Corp. (Class B Stock)	150	1,873
Omnicom Group, Inc.	340	27,210
Scholastic Corp.	30	1,196
TechTarget, Inc.*	30	501
TEGNA, Inc.	310	4,935
		582,145
Metals & Mining 0.3%
AK Steel Holding Corp.*	290	702
Allegheny Technologies, Inc.*	185	4,610
Carpenter Technology Corp.	80	3,974
Century Aluminum Co.*	40	336
Commercial Metals Co.	150	2,594
Compass Minerals International, Inc.	60	3,443
Freeport-McMoRan, Inc.	2,140	26,344
Haynes International, Inc.	16	517
Kaiser Aluminum Corp.	26	2,558
Materion Corp.	36	2,089
Newmont Goldcorp Corp.	1,240	38,515
Nucor Corp.	476	27,165
Olympic Steel, Inc.	20	324
Reliance Steel & Aluminum Co.	110	10,116
Royal Gold, Inc.	98	8,532

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	340	$ 10,771
SunCoke Energy, Inc.*	40	344
TimkenSteel Corp.*	30	304
United States Steel Corp.	260	4,056
Worthington Industries, Inc.	50	2,007
		149,301
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	140	2,623
ARMOUR Residential REIT, Inc.	50	954
Capstead Mortgage Corp.	30	258
Granite Point Mortgage Trust, Inc.	60	1,154
Invesco Mortgage Capital, Inc.	130	2,122
New York Mortgage Trust, Inc.	185	1,165
PennyMac Mortgage Investment Trust	60	1,260
Redwood Trust, Inc.	110	1,800
		11,336
Multiline Retail 0.5%
Big Lots, Inc.	50	1,858
Dillard’s, Inc. (Class A Stock)	30	2,054
Dollar General Corp.	410	51,697
Dollar Tree, Inc.*	369	41,062
J.C. Penney Co., Inc.*	140	192
Kohl’s Corp.	250	17,775
Macy’s, Inc.	450	10,593
Nordstrom, Inc.	166	6,809
Ollie’s Bargain Outlet Holdings, Inc.*	80	7,651
Target Corp.	804	62,246
		201,937
Multi-Utilities 1.0%
Ameren Corp.	380	27,652
Avista Corp.	90	3,883
Black Hills Corp.	80	5,821
CenterPoint Energy, Inc.	744	23,064
CMS Energy Corp.	440	24,442
Consolidated Edison, Inc.	492	42,391
Dominion Energy, Inc.	1,233	96,014

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
DTE Energy Co.	281	$ 35,324
MDU Resources Group, Inc.	270	7,060
NiSource, Inc.	560	15,557
NorthWestern Corp.	70	4,889
Public Service Enterprise Group, Inc.	780	46,527
Sempra Energy	420	53,739
WEC Energy Group, Inc.	490	38,431
		424,794
Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.	770	56,094
Apache Corp.	570	18,759
Bonanza Creek Energy, Inc.*	30	722
Cabot Oil & Gas Corp.	630	16,311
Callon Petroleum Co.*	305	2,291
Carrizo Oil & Gas, Inc.*	120	1,538
Chesapeake Energy Corp.*	1,330	3,870
Chevron Corp.	2,914	349,855
Cimarex Energy Co.	166	11,398
CNX Resources Corp.*	280	2,509
Concho Resources, Inc.	308	35,537
ConocoPhillips	1,742	109,955
CONSOL Energy, Inc.*	55	1,864
Denbury Resources, Inc.*	610	1,360
Devon Energy Corp.	650	20,891
Diamondback Energy, Inc.	243	25,853
EOG Resources, Inc.	889	85,388
EQT Corp.	380	7,771
Equitrans Midstream Corp.	294	6,124
Exxon Mobil Corp.	6,477	519,974
Green Plains, Inc.	20	347
Gulfport Energy Corp.*	220	1,441
Hess Corp.	400	25,648
HighPoint Resources Corp.*	75	206
HollyFrontier Corp.	230	10,978
Kinder Morgan, Inc.	2,980	59,213
Laredo Petroleum, Inc.*	170	513
Marathon Oil Corp.	1,250	21,300
Marathon Petroleum Corp.	1,033	62,879
Matador Resources Co.*	145	2,855
Murphy Oil Corp.	230	6,265

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Noble Energy, Inc.	730	$ 19,754
Oasis Petroleum, Inc.*	380	2,318
Occidental Petroleum Corp.	1,144	67,359
ONEOK, Inc.	630	42,796
Par Pacific Holdings, Inc.*	20	391
PBF Energy, Inc. (Class A Stock)	185	6,212
PDC Energy, Inc.*	90	3,914
Penn Virginia Corp.*	20	898
Phillips 66	657	61,935
Pioneer Natural Resources Co.	261	43,446
QEP Resources, Inc.*	300	2,256
Range Resources Corp.	280	2,531
Renewable Energy Group, Inc.*	40	965
REX American Resources Corp.*	6	507
Ring Energy, Inc.*	50	259
SM Energy Co.	135	2,151
Southwestern Energy Co.*	810	3,199
SRC Energy, Inc.*	300	1,845
Valero Energy Corp.	638	57,841
Whiting Petroleum Corp.*	130	3,561
Williams Cos., Inc. (The)	1,844	52,241
World Fuel Services Corp.	90	2,776
WPX Energy, Inc.*	600	8,334
		1,857,198
Paper & Forest Products 0.0%
Boise Cascade Co.	40	1,107
Clearwater Paper Corp.*	10	202
Domtar Corp.	100	4,890
Louisiana-Pacific Corp.	160	4,008
Mercer International, Inc. (Canada)	60	850
Neenah, Inc.	20	1,357
P.H. Glatfelter Co.	20	316
Schweitzer-Mauduit International, Inc.	30	1,067
		13,797
Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	550	1,749
Coty, Inc. (Class A Stock)(a)	640	6,925
Edgewell Personal Care Co.*	80	3,298

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	334	$ 57,385
Inter Parfums, Inc.	20	1,450
Medifast, Inc.	18	2,640
Nu Skin Enterprises, Inc. (Class A Stock)	77	3,917
		77,364
Pharmaceuticals 3.9%
Akorn, Inc.*	88	238
Allergan PLC	486	71,442
Amphastar Pharmaceuticals, Inc.*	20	432
ANI Pharmaceuticals, Inc.*	10	710
Assertio Therapeutics, Inc.*	50	208
Bristol-Myers Squibb Co.	2,492	115,704
Catalent, Inc.*	235	10,533
Corcept Therapeutics, Inc.*	150	1,857
Eli Lilly & Co.	1,328	155,429
Endo International PLC*	260	1,950
Innoviva, Inc.*	70	982
Johnson & Johnson	4,087	577,084
Lannett Co., Inc.*	20	154
Mallinckrodt PLC*	120	1,855
Medicines Co. (The)*	70	2,236
Merck & Co., Inc.	3,961	311,770
Mylan NV*	766	20,674
Nektar Therapeutics*	260	8,325
Perrigo Co. PLC	200	9,584
Pfizer, Inc.	8,498	345,104
Phibro Animal Health Corp. (Class A Stock)	20	694
Prestige Consumer Healthcare, Inc.*	80	2,354
Supernus Pharmaceuticals, Inc.*	70	2,571
Zoetis, Inc.	733	74,649
		1,716,539
Professional Services 0.4%
ASGN, Inc.*	90	5,674
Equifax, Inc.	184	23,175
Exponent, Inc.	80	4,530
Forrester Research, Inc.	16	814
FTI Consulting, Inc.*	60	5,099
Heidrick & Struggles International, Inc.	20	716

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
IHS Markit Ltd.*	550	$ 31,493
Insperity, Inc.	60	7,173
Kelly Services, Inc. (Class A Stock)	20	445
Korn Ferry	100	4,702
ManpowerGroup, Inc.	103	9,892
Navigant Consulting, Inc.	60	1,370
Nielsen Holdings PLC	520	13,275
Resources Connection, Inc.	30	482
Robert Half International, Inc.	180	11,176
TrueBlue, Inc.*	25	604
Verisk Analytics, Inc.	257	36,273
WageWorks, Inc.*	60	2,927
		159,820
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	480	24,994
HFF, Inc. (Class A Stock)	60	2,855
Jones Lang LaSalle, Inc.	76	11,747
Marcus & Millichap, Inc.*	30	1,293
RE/MAX Holdings, Inc. (Class A Stock)	20	867
Realogy Holdings Corp.	160	2,083
		43,839
Road & Rail 1.0%
ArcBest Corp.	33	1,008
Avis Budget Group, Inc.*	90	3,199
CSX Corp.	1,187	94,521
Genesee & Wyoming, Inc. (Class A Stock)*	86	7,624
Heartland Express, Inc.	40	787
J.B. Hunt Transport Services, Inc.	130	12,282
Kansas City Southern	160	19,702
Knight-Swift Transportation Holdings, Inc.	185	6,170
Landstar System, Inc.	60	6,538
Marten Transport Ltd.	33	653
Norfolk Southern Corp.	410	83,648
Old Dominion Freight Line, Inc.	100	14,928
Ryder System, Inc.	80	5,040
Saia, Inc.*	40	2,576

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Union Pacific Corp.	1,115	$ 197,400
Werner Enterprises, Inc.	53	1,776
		457,852
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	66	3,812
Advanced Micro Devices, Inc.*	1,340	37,024
Analog Devices, Inc.	568	66,024
Applied Materials, Inc.	1,466	64,607
Axcelis Technologies, Inc.*	30	639
Broadcom, Inc.	613	195,179
Brooks Automation, Inc.	100	3,751
Cabot Microelectronics Corp.	52	6,565
CEVA, Inc.*	16	403
Cirrus Logic, Inc.*	80	3,806
Cohu, Inc.	55	816
Cree, Inc.*	163	10,773
Cypress Semiconductor Corp.	520	8,934
Diodes, Inc.*	50	1,821
DSP Group, Inc.*	40	572
First Solar, Inc.*	110	6,768
FormFactor, Inc.*	75	1,421
Ichor Holdings Ltd.*	30	755
Intel Corp.	6,891	351,717
KLA-Tencor Corp.	257	32,762
Kopin Corp.*	140	175
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,629
Lam Research Corp.	238	49,368
Maxim Integrated Products, Inc.	420	25,200
MaxLinear, Inc.*	80	2,153
Microchip Technology, Inc.	373	37,259
Micron Technology, Inc.*	1,728	72,680
MKS Instruments, Inc.	85	7,736
Monolithic Power Systems, Inc.	65	10,121
Nanometrics, Inc.*	20	596
NVIDIA Corp.	926	167,606
PDF Solutions, Inc.*	30	389
Photronics, Inc.*	60	560
Power Integrations, Inc.	43	3,398
Qorvo, Inc.*	184	13,912
QUALCOMM, Inc.	1,852	159,513

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Rambus, Inc.*	80	$ 917
Rudolph Technologies, Inc.*	30	726
Semtech Corp.*	110	5,926
Silicon Laboratories, Inc.*	70	7,536
Skyworks Solutions, Inc.	280	24,690
SMART Global Holdings, Inc.*	20	435
SolarEdge Technologies, Inc.*	60	2,658
Synaptics, Inc.*	40	1,507
Teradyne, Inc.	274	13,426
Texas Instruments, Inc.	1,441	169,793
Ultra Clean Holdings, Inc.*	35	419
Universal Display Corp.	70	11,172
Veeco Instruments, Inc.*	25	305
Versum Materials, Inc.	160	8,349
Xilinx, Inc.	394	47,335
Xperi Corp.	50	1,242
		1,646,880
Software 6.0%
8x8, Inc.*	140	3,349
ACI Worldwide, Inc.*	170	6,038
Adobe, Inc.*	756	218,673
Agilysys, Inc.*	40	765
Alarm.com Holdings, Inc.*	50	3,544
ANSYS, Inc.*	137	26,825
Autodesk, Inc.*	342	60,948
Blackbaud, Inc.	70	5,550
Bottomline Technologies DE, Inc.*	60	3,034
Cadence Design Systems, Inc.*	440	30,527
CDK Global, Inc.	200	12,064
Citrix Systems, Inc.	190	19,182
CommVault Systems, Inc.*	68	3,577
Ebix, Inc.	28	1,414
Fair Isaac Corp.*	46	12,869
Fortinet, Inc.*	230	21,487
Intuit, Inc.	404	101,428
j2 Global, Inc.	81	7,097
LivePerson, Inc.*	70	2,053
LogMeIn, Inc.	87	7,169
Manhattan Associates, Inc.*	100	6,745
Microsoft Corp.	11,750	1,534,550

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
MicroStrategy, Inc. (Class A Stock)*	16	$ 2,395
Monotype Imaging Holdings, Inc.	44	759
OneSpan, Inc.*	30	556
Oracle Corp.	3,910	216,340
Progress Software Corp.	78	3,558
PTC, Inc.*	160	14,475
Qualys, Inc.*	48	4,333
Red Hat, Inc.*	278	50,743
salesforce.com, Inc.*	1,175	194,286
SPS Commerce, Inc.*	28	2,905
Symantec Corp.	940	22,757
Synopsys, Inc.*	230	27,848
Teradata Corp.*	170	7,730
TiVo Corp.	100	937
Tyler Technologies, Inc.*	62	14,378
Ultimate Software Group, Inc. (The)*	53	17,525
		2,670,413
Specialty Retail 2.2%
Aaron’s, Inc.	100	5,569
Abercrombie & Fitch Co. (Class A Stock)	100	2,989
Advance Auto Parts, Inc.	113	18,794
American Eagle Outfitters, Inc.	240	5,707
Asbury Automotive Group, Inc.*	26	2,085
Ascena Retail Group, Inc.*	70	83
AutoNation, Inc.*	79	3,312
AutoZone, Inc.*	38	39,076
Barnes & Noble Education, Inc.*	40	172
Barnes & Noble, Inc.	40	201
Bed Bath & Beyond, Inc.	190	3,175
Best Buy Co., Inc.	366	27,234
Boot Barn Holdings, Inc.*	40	1,152
Buckle, Inc. (The)	20	370
Caleres, Inc.	53	1,390
CarMax, Inc.*	265	20,633
Cato Corp. (The) (Class A Stock)	20	303
Chico’s FAS, Inc.	110	385
Children’s Place, Inc. (The)	24	2,708
Conn’s, Inc.*	30	776
Designer Brands, Inc.	90	2,003
Dick’s Sporting Goods, Inc.	110	4,070

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Express, Inc.*	30	$ 110
Five Below, Inc.*	90	13,175
Foot Locker, Inc.	180	10,298
GameStop Corp. (Class A Stock)	90	779
Gap, Inc. (The)	320	8,346
Genesco, Inc.*	30	1,344
Group 1 Automotive, Inc.	36	2,819
Guess?, Inc.	50	1,019
Haverty Furniture Cos., Inc.	20	476
Hibbett Sports, Inc.*	10	207
Home Depot, Inc. (The)	1,732	352,808
Kirkland’s, Inc.*	30	176
L Brands, Inc.	350	8,974
Lithia Motors, Inc. (Class A Stock)	40	4,541
Lowe’s Cos., Inc.	1,234	139,615
Lumber Liquidators Holdings, Inc.*	30	397
MarineMax, Inc.*	26	450
Michaels Cos., Inc. (The)*	110	1,236
Monro, Inc.	53	4,443
Murphy USA, Inc.*	40	3,419
Office Depot, Inc.	690	1,656
O’Reilly Automotive, Inc.*	124	46,943
Rent-A-Center, Inc.*	40	997
RH*	30	3,201
Ross Stores, Inc.	568	55,471
Sally Beauty Holdings, Inc.*	172	3,044
Shoe Carnival, Inc.	20	713
Signet Jewelers Ltd.	80	1,854
Sleep Number Corp.*	40	1,392
Sonic Automotive, Inc. (Class A Stock)	20	405
Tailored Brands, Inc.	60	489
Tiffany & Co.	172	18,545
Tile Shop Holdings, Inc.	30	146
TJX Cos., Inc. (The)	1,890	103,723
Tractor Supply Co.	190	19,665
Ulta Beauty, Inc.*	88	30,710
Urban Outfitters, Inc.*	100	2,973
Vitamin Shoppe, Inc.*	20	126
Williams-Sonoma, Inc.	120	6,860
Zumiez, Inc.*	20	533
		996,265

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 3.5%
3D Systems Corp.*	140	$ 1,490
Apple, Inc.	6,838	1,372,181
Cray, Inc.*	30	788
Diebold Nixdorf, Inc.*	60	605
Electronics For Imaging, Inc.*	50	1,860
Hewlett Packard Enterprise Co.	2,074	32,790
HP, Inc.	2,320	46,284
NCR Corp.*	174	5,037
NetApp, Inc.	390	28,411
Seagate Technology PLC	380	18,362
Western Digital Corp.	452	23,106
Xerox Corp.	297	9,908
		1,540,822
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	230	10,138
Carter’s, Inc.	70	7,414
Crocs, Inc.*	70	1,950
Deckers Outdoor Corp.*	51	8,069
Fossil Group, Inc.*	40	523
G-III Apparel Group Ltd.*	60	2,589
Hanesbrands, Inc.	543	9,812
Movado Group, Inc.	20	713
NIKE, Inc. (Class B Stock)	1,928	169,336
Oxford Industries, Inc.	30	2,492
PVH Corp.	118	15,221
Ralph Lauren Corp.	80	10,527
Skechers U.S.A., Inc. (Class A Stock)*	190	6,015
Steven Madden Ltd.	120	4,362
Tapestry, Inc.	418	13,489
Under Armour, Inc. (Class A Stock)*	270	6,234
Under Armour, Inc. (Class C Stock)*	280	5,802
Unifi, Inc.*	20	404
Vera Bradley, Inc.*	30	368
VF Corp.	503	47,488
Wolverine World Wide, Inc.	140	5,153
		328,099
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	64	2,094

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Dime Community Bancshares, Inc.	30	$ 605
Flagstar Bancorp, Inc.	40	1,430
HomeStreet, Inc.*	10	281
LendingTree, Inc.*	14	5,388
Meta Financial Group, Inc.	42	1,082
New York Community Bancorp, Inc.	700	8,141
NMI Holdings, Inc. (Class A Stock)*	75	2,106
Northfield Bancorp, Inc.	30	450
Northwest Bancshares, Inc.	140	2,440
Oritani Financial Corp.	30	521
Provident Financial Services, Inc.	70	1,856
TrustCo Bank Corp.	50	400
Walker & Dunlop, Inc.	52	2,857
Washington Federal, Inc.	110	3,645
		33,296
Tobacco 0.8%
Altria Group, Inc.	2,876	156,253
Philip Morris International, Inc.	2,388	206,705
Universal Corp.	38	2,047
		365,005
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,596
DXP Enterprises, Inc.*	20	858
Fastenal Co.	440	31,042
GATX Corp.	60	4,628
Kaman Corp.	36	2,229
MSC Industrial Direct Co., Inc. (Class A Stock)	70	5,856
NOW, Inc.*	150	2,193
United Rentals, Inc.*	126	17,756
Veritiv Corp.*	6	167
W.W. Grainger, Inc.	73	20,586
Watsco, Inc.	50	7,923
		96,834
Water Utilities 0.1%
American States Water Co.	50	3,558
American Water Works Co., Inc.	278	30,077

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Water Utilities (cont’d.)
Aqua America, Inc.	330	$ 12,890
California Water Service Group	80	4,031
		50,556
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	30	415
Telephone & Data Systems, Inc.	120	3,826
		4,241
Total Common Stocks (cost $34,697,822)		41,428,137
Exchange-Traded Funds 3.4%
iShares Core S&P Mid-Cap ETF	476	93,720
iShares Core S&P Small-Cap ETF	520	41,667
SPDR S&P 500 ETF Trust	4,698	1,381,306
Total Exchange-Traded Funds (cost $1,355,479)		1,516,693

	Units
Rights* 0.0%
Chemicals
A. Schulman, Inc., CVR^ (cost $17)	33	—

Total Long-Term Investments (cost $36,053,318)		42,944,830

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Short-Term Investments 3.8%
Affiliated Mutual Funds 3.5%
PGIM Core Ultra Short Bond Fund(w)	1,531,930	$ 1,531,930
PGIM Institutional Money Market Fund (cost $6,675; includes $6,660 of cash collateral for securities on loan)(b)(w)	6,673	6,675
Total Affiliated Mutual Funds (cost $1,538,605)		1,538,605

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation 0.3%
U.S. Treasury Bills (cost $149,497)	2.430%(n)	06/20/19(k)	150	149,504

Total Short-Term Investments (cost $1,688,102)					1,688,109

TOTAL INVESTMENTS 100.2% (cost $37,741,420)				44,632,939
Liabilities in excess of other assets(z) (0.2)%					(91,775)

Net Assets 100.0%					$ 44,541,164

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,492; cash collateral of $6,660 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA US Broad Market Index Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Futures contracts outstanding at April 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Jun. 2019	$ 79,710	$ 2,053
9	S&P 500 E-Mini Index	Jun. 2019	1,326,825	71,730
1	S&P Mid Cap 400 E-Mini Index	Jun. 2019	197,340	8,370
				$82,153

PGIM Day One Underlying Funds

Glossary
The following abbreviations are used in the preceding Portfolio’s descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
BABs—Build America Bonds
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GO—General Obligation
LME—London Metal Exchange
MTN—Medium Term Note
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts
TIPS—Treasury Inflation-Protected Securities
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).